Third Quarter Report
May 31, 2023 (Unaudited)
Multi-Manager Alternative Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month USD LIBOR + 1.130% Floor 1.130% 10/17/2034	6.390%	400,000	391,009
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	341,837
Allegro CLO XII Ltd.(a),(b)
Series 2020-1A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/21/2032	6.961%	250,000	242,660
AMMC CLO Ltd.(a),(b)
Series 2016-18A Class BR
3-month USD LIBOR + 1.600% Floor 1.600% 05/26/2031	7.024%	250,000	241,466
Series 2021-24A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 01/20/2035	7.000%	350,000	337,079
BlueMountain Fuji US CLO I Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.500% Floor 1.500% 07/20/2029	6.750%	375,000	362,220
Conseco Finance Corp.(c)
Series 2096-9 Class M1
08/15/2027	7.630%	88,456	87,999
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month USD LIBOR + 1.750% Floor 1.750%, Cap 15.000% 09/01/2033	6.920%	360,745	353,814
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	130,000	123,392
DB Master Finance LLC(a)
Series 2019-1A Class A2II
05/20/2049	4.021%	182,875	172,625
Dryden CLO Ltd.(a),(b)
Series 2020-85A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	6.410%	800,000	780,005
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% Floor 0.820% 11/15/2028	6.141%	184,617	182,945
Golub Capital Partners CLO 54M LP(a),(b)
Series 2021-54A Class A
3-month USD LIBOR + 1.530% Floor 1.530% 08/05/2033	6.856%	450,000	435,754
J.G. Wentworth XXXVII LLC(a)
Subordinated Series 2016-1A Class B
06/17/2069	5.190%	691,113	629,664
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	250,944	245,915
LAD Auto Receivables Trust(a)
Subordinated Series 2023-2A Class D
02/15/2031	6.300%	550,000	545,671
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	6.130%	30,415	30,360
Lehman XS Trust(b)
Series 2006-19 Class A3
1-month USD LIBOR + 0.500% Floor 0.250% 12/25/2036	5.638%	707,450	628,370
MetroNet Infrastructure Issuer LLC(a)
Series 2022-1A Class A2
10/20/2052	6.350%	165,000	160,583
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	22,780	22,113
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	5.648%	324,243	314,503
OCCU Auto Receivables Trust(a)
Series 2022-1 Class A3
10/15/2027	5.500%	150,000	150,559
OCP CLO Ltd.(a),(b)
Series 2021-21A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 07/20/2034	6.950%	300,000	289,162
2	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class AR
3-month USD LIBOR + 1.300% Floor 1.300% 02/24/2037	6.328%	475,000	464,259
Option One Mortgage Loan Trust(b)
Series 2006-3 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 02/25/2037	5.278%	934,481	615,349
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/20/2034	7.000%	250,000	239,222
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 07/20/2034	6.900%	448,279	429,294
Sabey Data Center Issuer LLC(a)
Series 2020-1 Class A2
04/20/2045	3.812%	470,000	447,526
Saxon Asset Securities Trust(b)
Series 2007-2 Class A2D
1-month USD LIBOR + 0.300% Floor 0.300% 05/25/2047	5.438%	579,259	407,348
SLM Student Loan Trust(b)
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	6.455%	740,000	734,809
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2023	6.905%	241,447	238,848
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	7.105%	500,000	460,240
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	6.088%	352,801	336,494
Subordinated Series 2004-10 Class B
3-month USD LIBOR + 0.370% Floor 0.370% 01/25/2040	5.625%	293,932	270,339
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2012-7 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 09/25/2043	6.938%	550,000	504,510
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	526,400	510,898
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	331,200	294,144
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	645,833	564,718
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	230,509	202,556
Series 2020-3A Class A
09/20/2045	2.110%	272,640	237,467
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	172,700	152,153
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	180,000	179,074
Vantage Data Centers LLC(a)
Series 2020-1A Class A2
09/15/2045	1.645%	395,000	355,070
Verizon Master Trust(c)
Series 2023-1 Class A
01/22/2029	4.490%	250,000	249,005
Total Asset-Backed Securities — Non-Agency (Cost $15,419,856)			14,963,028

Commercial Mortgage-Backed Securities - Agency 0.4%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(c),(d)
Series 2019-P002 Class X
07/25/2033	1.014%	705,000	57,106
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(d)
CMO Series K057 Class X1
07/25/2026	1.166%	3,686,858	105,157
Series 2018-K732 Class X3
05/25/2046	2.170%	1,350,000	57,521
Series K035 Class X3
12/25/2041	1.843%	3,000,000	9,314
Series K039 Class X3 (FHLMC)
08/25/2042	2.113%	1,520,000	46,265
Series K043 Class X3
02/25/2043	1.634%	3,951,044	97,018

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K051 Class X3
10/25/2043	1.613%	2,100,000	73,190
Series K060 Class X3
12/25/2044	1.898%	1,350,000	76,460
Series K0728 Class X3
11/25/2045	1.956%	1,975,000	50,768
Series KC07 Class X1
09/25/2026	0.719%	3,889,614	62,659
Series KL05 Class X1HG
12/25/2027	1.223%	2,400,000	114,317
Series KLU3 Class X1
01/25/2031	1.937%	1,591,925	167,385
Series KS06 Class X
08/25/2026	1.043%	2,617,147	57,428
Series Q004 Class XFL
05/25/2044	0.000%	1,408,701	52,413
Federal National Mortgage Association(c),(d)
Series 2016-M11B Class X2
07/25/2039	3.051%	445,343	8,312
Series 2016-M4 Class X2
01/25/2039	2.669%	332,529	4,598
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	128,342
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(d)
Series K096 Class X3 (FHLMC)
07/25/2029	2.042%	3,390,000	329,035
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
1-month USD LIBOR + 2.300% Floor 2.300% 10/25/2029	7.362%	308,298	283,421
Government National Mortgage Association(c),(d)
CMO Series 2014-103 Class IO
05/16/2055	0.193%	1,059,659	7,294
Series 2012-4 Class IO
05/16/2052	0.000%	1,739,587	17
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,307,537)			1,788,020

Commercial Mortgage-Backed Securities - Non-Agency 2.8%

225 Liberty Street Trust(a),(c),(d)
Series 2016-225L Class X
02/10/2036	0.875%	5,000,000	101,581
AREIT Trust(a),(b)
Subordinated Series 2019-CRE3 Class AS
1-month Term SOFR + 1.414% Floor 1.300% 09/14/2036	6.471%	500,000	484,273
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	85,198
BDS Ltd.(a),(b)
Series 2021-FL8 Class A
1-month USD LIBOR + 0.920% Floor 0.920% 01/18/2036	6.031%	398,720	391,752
BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	6.257%	480,000	418,520
Series 2021-FPM Class A
1-month USD LIBOR + 1.600% Floor 1.600% 06/15/2038	6.707%	288,000	273,221
BOCA Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BOCA Class B
1-month Term SOFR + 2.319% Floor 2.319% 05/15/2039	7.378%	100,000	98,422
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month Term SOFR + 1.034% Floor 0.920% 10/15/2036	6.094%	427,506	424,305
Series 2021-CIP Class A
1-month USD LIBOR + 0.921% Floor 0.921% 12/15/2038	6.028%	115,000	111,504
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	5.807%	125,000	120,794
Subordinated CMO Series 2021-VOLT Class F
1-month USD LIBOR + 2.400% Floor 2.400% 09/15/2036	7.507%	245,000	227,327
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	195,752
Series 2022-CLS Class A
10/13/2027	5.760%	150,000	146,732
BX Trust(a),(b)
Series 2022-GPA Class A
1-month Term SOFR + 2.165% Floor 2.165% 10/15/2039	7.224%	195,000	194,878

4	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-LBA Class EJV
1-month USD LIBOR + 2.000% Floor 2.000% 02/15/2036	7.004%	240,000	221,068
Subordinated Series 2022-GPA Class B
1-month Term SOFR + 2.664% Floor 2.664% 10/15/2039	7.723%	120,000	119,700
Subordinated Series 2022-GPA Class D
1-month Term SOFR + 4.061% Floor 4.061% 10/15/2039	9.120%	80,000	79,300
CAMB Commercial Mortgage Trust(a),(b)
Series 2019-LIFE Class A
1-month USD LIBOR + 1.070% Floor 1.070% 12/15/2037	6.177%	200,000	197,751
Citigroup Commercial Mortgage Trust(c),(d)
Series 2016-P3 Class XA
04/15/2049	1.655%	8,955,128	277,318
Citigroup Commercial Mortgage Trust(a),(c)
Series 2023-SMRT Class A
06/10/2028	6.015%	135,000	137,053
COMM Mortgage Trust(a),(c),(d)
Series 2020-CBM Class XCP
02/10/2037	0.601%	3,134,666	26,241
Series 2020-SBX Class X
01/10/2038	0.585%	11,501,000	148,450
Commercial Mortgage Pass-Through Certificates(c),(d)
Series 2012-CR3 Class XA
10/15/2045	1.226%	144,442	1
Commercial Mortgage Trust(c),(d)
Series 2012-CR4 Class XA
10/15/2045	1.182%	772,565	8
Series 2014-UBS2 Class XA
03/10/2047	1.053%	3,704,040	12,098
CoreVest American Finance Trust(a),(c),(d)
Series 2019-1 Class XA
03/15/2052	2.277%	104,694	2,056
Series 2019-3 Class XA
10/15/2052	2.043%	179,719	5,964
Series 2020-1 Class XA
03/15/2050	2.589%	578,645	33,884
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	265,000	233,373
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(b)
Series 2019-ICE4 Class A
1-month USD LIBOR + 0.980% Floor 0.980% 05/15/2036	6.087%	214,466	213,132
CSAIL Commercial Mortgage Trust(c),(d)
Series 2015-C3 Class XA
08/15/2048	0.670%	8,816,340	97,622
CSMC Trust(a),(c),(d)
Series 2021-980M Class X
07/15/2031	0.991%	6,982,000	190,262
CSMC Trust(a),(c)
Subordinated Series 2021-B33 Class B
10/10/2043	3.645%	423,000	298,976
Del Amo Fashion Center Trust(a),(c)
Subordinated Series 2017-AMO Class C
06/05/2035	3.636%	420,000	317,603
DROP Mortgage Trust(a),(b)
Subordinated Series 2021-FILE Class B
1-month USD LIBOR + 1.700% Floor 1.700% 10/15/2043	6.807%	400,000	355,298
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	216,809	196,104
Fontainebleau Miami Beach Trust(a)
Subordinated Series 2019-FBLU Class B
12/10/2036	3.447%	435,810	412,635
Fontainebleau Miami Beach Trust(a),(c)
Subordinated Series 2019-FBLU Class E
12/10/2036	3.963%	310,000	289,385
Grace Trust(a)
Subordinated Series 2020-GRCE Class B
12/10/2040	2.600%	500,000	382,584
GS Mortgage Securities Trust(a),(c),(d)
Series 2020-UPTN Class XA
02/10/2037	0.352%	1,750,000	8,789
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	79,671	73,963
Hudson Yards Mortgage Trust(a),(c)
Series 2019-55HY Class F
12/10/2041	2.943%	85,000	56,626
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class B
1-month Term SOFR + 3.286% Floor 3.286% 08/15/2037	8.345%	150,000	149,649

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMBB Commercial Mortgage Securities Trust(c),(d)
Series 2014-C21 Class XA
08/15/2047	0.938%	819,590	5,207
Series 2014-C23 Class XA
09/15/2047	0.589%	2,491,356	13,810
Series 2014-C26 Class XA
01/15/2048	0.927%	4,819,757	46,732
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	329,986
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	10.069%	228,934	197,072
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	6.355%	385,000	376,815
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	6.853%	270,000	263,669
Series 2022-BMR2 Class D
1-month Term SOFR + 2.542% Floor 2.542% 05/15/2039	7.601%	215,000	204,515
Morgan Stanley Bank of America Merrill Lynch Trust(c),(d)
Series 2015-C26 Class XA
10/15/2048	0.965%	8,992,231	119,427
Series 2016-C31 Class XA
11/15/2049	1.273%	2,127,230	68,619
Morgan Stanley Capital I Trust(a),(c)
Series 2018-MP Class A
07/11/2040	4.419%	315,000	258,954
MSCG Trust(a),(b)
Subordinated Series 2018-SELF Class E
1-month USD LIBOR + 2.150% Floor 2.150% 10/15/2037	7.257%	342,702	328,361
MSDB Trust(a),(c)
Series 2017-712F Class A
07/11/2039	3.316%	285,000	245,914
Natixis Commercial Mortgage Securities Trust(a),(c),(d)
Series 2020-2PAC Class XA
12/15/2038	1.395%	937,398	16,297
Series 2020-2PAC Class XB
12/15/2038	0.957%	2,665,000	32,545
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natixis Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.316%	60,000	45,212
Progress Residential Trust(a)
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%	910,000	719,001
Ready Capital Mortgage Financing LLC(a),(b)
Series 2020-FL4 Class AS
1-month USD LIBOR + 3.100% Floor 3.100% 02/25/2035	8.238%	250,000	245,482
SCOTT Trust(a)
Subordinated Series 2023-SFS Class AS
03/15/2040	6.204%	100,000	98,830
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	425,000	305,776
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	24,274
Subordinated Series 2015-5AVE Class C
01/05/2043	4.388%	345,000	202,681
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	7.760%	350,000	327,186
STWD FL1 Ltd.(a),(b)
Series 2019 Class AS
1-month USD LIBOR + 1.400% Floor 1.400% 07/15/2038	6.508%	398,000	380,141
Tricon American Homes Trust(a)
Subordinated Series 2017-SFR2 Class E
01/17/2036	4.216%	375,000	367,664
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 06/16/2036	6.911%	299,000	274,393
Wells Fargo Commercial Mortgage Trust(a),(c)
Subordinated Series 2019-JDWR Class D
09/15/2031	3.326%	425,000	376,975
WF-RBS Commercial Mortgage Trust(c),(d)
Series 2014-C24 Class XA
11/15/2047	0.838%	2,349,742	19,634
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $15,104,554)			13,706,324

6	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks 22.2%
Issuer	Shares	Value ($)
Communication Services 3.0%
Diversified Telecommunication Services 0.4%
Radius Global Infrastructure, Inc., Class A(e)	141,724	2,097,515
Entertainment 1.6%
Activision Blizzard, Inc.(e)	91,614	7,347,443
Rovio Entertainment Oyj	61,414	603,938
Total		7,951,381
Media 1.0%
Intelsat Jackson Holdings SA(e),(f),(g)	362,000	1
Intelsat Jackson Holdings SA(e),(f),(g)	248,000	0
Intelsat Jackson Series A, CVR(e),(f),(g)	612	—
Intelsat Jackson Series B, CVR(e),(f),(g)	612	—
TEGNA, Inc.	255,259	3,953,962
Telenet Group Holding NV	31,801	678,813
Total		4,632,776
Total Communication Services		14,681,672
Consumer Discretionary 0.6%
Distributors 0.3%
Uni-Select, Inc.(e)	34,734	1,195,668
Hotels, Restaurants & Leisure 0.3%
Ruth’s Hospitality Group, Inc.	73,092	1,566,362
Total Consumer Discretionary		2,762,030
Consumer Staples 0.2%
Consumer Staples Distribution & Retail 0.2%
Albertsons Companies, Inc., Class A(h)	60,325	1,228,217
Fresh Market Escrow(e),(f),(g)	90,477	0
Total		1,228,217
Total Consumer Staples		1,228,217
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
PDC Energy, Inc.(h)	32,365	2,220,886
Ranger Oil Corp.	21,200	779,100
Total		2,999,986
Total Energy		2,999,986
Financials 0.8%
Banks 0.3%
First Horizon Corp.	127,382	1,313,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 0.5%
Focus Financial Partners, Inc., Class A(e),(h)	53,042	2,762,958
Financial Services 0.0%
Intelsat Emergence SA(e)	5,853	152,763
Total Financials		4,229,029
Health Care 4.1%
Biotechnology 3.3%
BELLUS Health, Inc.(e)	113,068	1,651,924
CTI BioPharma Corp.(e)	129,601	1,172,889
Horizon Therapeutics PLC(e)	58,577	5,859,457
IVERIC bio, Inc.(e),(h)	20,994	792,524
Prometheus Biosciences, Inc.(e)	12,506	2,484,942
Seagen, Inc.(e),(h)	12,369	2,420,613
Swedish Orphan Biovitrum AB(e)	33,208	668,099
VectivBio Holding AG(e)	69,979	1,158,152
Total		16,208,600
Health Care Equipment & Supplies 0.4%
Globus Medical, Inc., Class A(e),(h)	8,872	480,241
Heska Corp.(e)	10,393	1,244,354
Total		1,724,595
Health Care Technology 0.1%
EMIS Group PLC	25,662	425,843
Life Sciences Tools & Services 0.3%
Syneos Health, Inc.(e),(h)	41,156	1,712,090
Total Health Care		20,071,128
Industrials 2.9%
Aerospace & Defense 1.0%
Aerojet Rocketdyne Holdings, Inc.(e)	90,646	4,938,394
Commercial Services & Supplies 0.3%
Caverion OYJ	147,195	1,321,629
RB Global, Inc.	4,503	234,516
Total		1,556,145
Passenger Airlines 0.0%
Delta Air Lines, Inc.(e)	2,848	103,468

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.6%
Kloeckner & Co. SE	34,802	358,607
Triton International Ltd.(h)	26,852	2,219,049
Univar, Inc.(e)	148,655	5,295,091
Total		7,872,747
Total Industrials		14,470,754
Information Technology 7.9%
Electronic Equipment, Instruments & Components 1.2%
National Instruments Corp.(h)	79,138	4,574,176
Rogers Corp.(e)	7,697	1,212,047
Total		5,786,223
IT Services 0.1%
Ordina NV	125,100	758,287
Semiconductors & Semiconductor Equipment 0.4%
MagnaChip Semiconductor Corp.(e)	38,414	392,975
Silicon Motion Technology Corp., ADR	22,648	1,386,964
Total		1,779,939
Software 6.2%
Absolute Software Corp.	133,009	1,491,031
Avalara, Inc.(e),(f),(g)	36,601	3,464,189
Black Knight, Inc.(e)	5,444	314,554
Cvent Holding Corp.(e)	230,973	1,960,961
ForgeRock, Inc., Class A(e)	89,128	1,794,147
Momentive Global, Inc.(e)	511,398	4,832,711
Qualtrics International, Inc., Class A(e)	232,200	4,198,176
SimCorp AS	12,941	1,343,801
Software AG	20,709	731,528
VMware, Inc., Class A(e),(h)	41,572	5,665,848
Zendesk, Inc.(e),(f),(g)	59,288	4,673,596
Total		30,470,542
Total Information Technology		38,794,991
Materials 0.6%
Chemicals 0.4%
Diversey Holdings Ltd.(e)	251,060	2,091,330
Metals & Mining 0.2%
Arconic Corp.(e),(h)	26,184	756,979
Total Materials		2,848,309
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.5%
Retail REITs 0.1%
Urstadt Biddle Properties, Inc., Class A(h)	38,856	751,864
Specialized REITs 0.4%
Life Storage, Inc.(h)	15,740	2,005,118
Total Real Estate		2,756,982
Utilities 1.0%
Electric Utilities 1.0%
PNM Resources, Inc.	105,377	4,838,912
Total Utilities		4,838,912
Total Common Stocks (Cost $114,644,338)		109,682,010

Convertible Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Air Canada
07/01/2025	4.000%	110,000	135,043
American Airlines Group, Inc.
07/01/2025	6.500%	375,000	433,331
Southwest Airlines Co.
05/01/2025	1.250%	300,000	317,850
Total			886,224
Cable and Satellite 0.1%
Liberty Broadband Corp.(a)
03/31/2053	3.125%	505,000	478,235
Liberty Media Corp.(a)
12/01/2050	0.500%	105,000	109,017
Total			587,252
Consumer Cyclical Services 0.1%
Uber Technologies, Inc.(i)
12/15/2025	0.000%	280,000	251,146
Electric 0.1%
Emera, Inc.(j)
Junior Subordinated
06/14/2076	6.750%	355,000	339,089
Leisure 0.1%
Carnival Corp.(a)
12/01/2027	5.750%	425,000	497,250

8	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Marriott Vacations Worldwide Corp.(a)
12/15/2027	3.250%	185,000	175,565
Retailers 0.0%
Burlington Stores, Inc.
04/15/2025	2.250%	225,000	225,281
Total Convertible Bonds (Cost $2,985,517)			2,961,807

Convertible Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Utilities 0.2%
Electric Utilities 0.1%
NextEra Energy, Inc.	6.926%	12,900	585,402
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	6.375%	4,500	350,280
Total Utilities			935,682
Total Convertible Preferred Stocks (Cost $1,057,183)			935,682

Corporate Bonds & Notes(k) 17.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ABS Other 0.1%
American Tower Trust #1(a)
03/15/2028	5.490%		210,000	213,479
SBA Tower Trust(a)
01/15/2028	6.599%		240,000	246,360
Total				459,839
Aerospace & Defense 0.3%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	94,995
Boeing Co. (The)
02/04/2024	1.433%		300,000	291,132
05/01/2030	5.150%		675,000	669,219
05/01/2050	5.805%		160,000	157,080
TransDigm, Inc.(a)
08/15/2028	6.750%		225,000	225,376
Total				1,437,802
Airlines 0.4%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		179,875	161,360
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%		215,000	211,016
04/20/2029	5.750%		280,000	268,626
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		92,892	79,685
Delta Air Lines, Inc.
10/28/2024	2.900%		105,000	101,428
01/15/2026	7.375%		80,000	84,015
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		874,000	843,181
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		334,563	305,278
Singapore Airlines Ltd.(a)
01/19/2029	3.375%		200,000	186,670
Total				2,241,259
Apartment REIT 0.1%
American Homes 4 Rent LP
04/15/2052	4.300%		215,000	161,918
Invitation Homes Operating Partnership LP
01/15/2034	2.700%		190,000	144,012
Total				305,930
Automotive 0.3%
Allison Transmission. Inc.(a)
01/30/2031	3.750%		100,000	84,142
BMW Finance NV(a)
11/14/2024	1.000%	EUR	75,000	77,292
Ford Motor Co.
02/12/2032	3.250%		130,000	98,808
Ford Motor Credit Co. LLC
06/14/2024	2.748%	GBP	100,000	118,631
08/01/2026	4.542%		200,000	187,076
05/28/2027	4.950%		430,000	403,376
02/16/2028	2.900%		200,000	169,282
06/17/2031	3.625%		275,000	222,029
Total				1,360,636
Banking 3.0%
American Express Co.(j),(l)
	3.550%		85,000	69,991
Bank of America Corp.(j),(l)
	4.375%		80,000	66,986
Bank of America Corp.(j)
10/01/2025	3.093%		345,000	332,591
02/04/2028	2.551%		110,000	99,577
06/14/2029	2.087%		50,000	42,858
10/24/2031	1.922%		765,000	604,425

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
04/22/2032	2.687%		250,000	206,577
Bank of Montreal(j)
11/26/2082	7.325%	CAD	300,000	217,031
Bank of Nova Scotia (The)(j)
10/27/2082	8.625%		215,000	220,589
Capital One Financial Corp.(j)
11/02/2027	1.878%		215,000	185,632
Citigroup, Inc.(j)
02/24/2028	3.070%		80,000	74,147
11/05/2030	2.976%		100,000	86,689
01/29/2031	2.666%		80,000	67,988
06/03/2031	2.572%		460,000	385,420
11/03/2032	2.520%		420,000	338,909
01/25/2033	3.057%		665,000	558,265
Comerica, Inc.(j),(l)
	5.625%		95,000	71,947
Credit Suisse Group AG(a),(j)
09/11/2025	2.593%		70,000	65,984
02/02/2027	1.305%		450,000	389,010
04/01/2031	4.194%		375,000	330,605
05/14/2032	3.091%		200,000	161,654
11/15/2033	9.016%		1,055,000	1,257,614
Credit Suisse Group Funding Guernsey Ltd.
03/26/2025	3.750%		135,000	127,278
Goldman Sachs Group Inc (The)(j)
01/27/2032	1.992%		970,000	767,190
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	205,000	213,873
01/26/2028	0.250%	EUR	15,000	13,488
11/01/2028	2.000%	EUR	88,000	85,340
Goldman Sachs Group, Inc. (The)(j)
07/21/2032	2.383%		355,000	285,695
10/21/2032	2.650%		60,000	49,158
HSBC Holdings PLC(j)
04/18/2026	1.645%		40,000	36,931
05/24/2027	1.589%		125,000	110,943
08/17/2029	2.206%		215,000	181,362
05/24/2032	2.804%		415,000	336,969
03/09/2044	6.332%		310,000	320,855
JPMorgan Chase & Co.(j),(l)
	3.650%		85,000	75,003
JPMorgan Chase & Co.(j)
02/16/2025	0.563%		250,000	240,970
04/22/2027	1.578%		285,000	255,916
10/15/2030	2.739%		105,000	91,060
11/19/2031	1.764%		180,000	142,155
02/04/2032	1.953%		280,000	223,048
04/22/2032	2.580%		340,000	283,236
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Lloyds Banking Group PLC(j)
11/07/2028	3.574%		185,000	169,482
08/11/2033	4.976%		330,000	312,504
Macquarie Group Ltd.(a),(j)
06/23/2032	2.691%		195,000	155,590
01/14/2033	2.871%		305,000	244,953
Morgan Stanley(j)
04/28/2032	1.928%		285,000	222,541
07/21/2032	2.239%		610,000	486,176
Subordinated
09/16/2036	2.484%		445,000	335,932
Nationwide Building Society(a),(j)
08/01/2024	4.363%		100,000	99,650
PNC Financial Services Group, Inc. (The)(j)
10/28/2033	6.037%		65,000	66,947
01/24/2034	5.068%		60,000	57,926
Popular, Inc.
09/14/2023	6.125%		215,000	213,925
03/13/2028	7.250%		215,000	214,122
Santander UK Group Holdings PLC(j)
11/15/2024	4.796%		90,000	89,243
03/15/2025	1.089%		300,000	286,353
06/14/2027	1.673%		110,000	95,300
Santander UK PLC(a)
Subordinated
11/07/2023	5.000%		115,000	113,836
Toronto-Dominion Bank (The)(j)
10/31/2082	8.125%		230,000	235,740
U.S. Bancorp
06/07/2024	0.850%	EUR	500,000	509,567
US Bancorp(j),(l)
	3.700%		185,000	136,273
Wells Fargo & Co.(j)
06/02/2028	2.393%		160,000	143,102
03/02/2033	3.350%		1,260,000	1,081,702
07/25/2033	4.897%		90,000	86,965
Total				15,032,788
Brokerage/Asset Managers/Exchanges 0.1%
Intercontinental Exchange, Inc.
09/15/2032	1.850%		175,000	135,750
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%		175,000	149,269
Total				285,019
Building Materials 0.0%
Advanced Drainage Systems, Inc.(a)
06/15/2030	6.375%		70,000	68,996

10	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cemex SAB de CV(a)
07/11/2031	3.875%		205,000	170,558
Total				239,554
Cable and Satellite 0.9%
Cable One, Inc.(a)
11/15/2030	4.000%		260,000	203,894
CCO Holdings LLC/Capital Corp.(a)
02/01/2031	4.250%		590,000	472,932
06/01/2033	4.500%		115,000	87,790
Charter Communications Operating LLC/Capital
04/01/2031	2.800%		50,000	39,950
02/01/2032	2.300%		20,000	15,061
05/01/2047	5.375%		65,000	51,686
04/01/2048	5.750%		320,000	264,914
07/01/2049	5.125%		435,000	330,578
04/01/2053	5.250%		430,000	334,372
CSC Holdings LLC(a)
02/01/2028	5.375%		275,000	217,037
04/01/2028	7.500%		80,000	43,469
02/01/2029	6.500%		85,000	67,334
12/01/2030	4.625%		55,000	23,684
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%		150,000	132,209
Globo Comunicacao e Participacoes SA(a)
01/14/2032	5.500%		200,000	159,762
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%		248,000	228,707
LCPR Senior Secured Financing DAC(a)
07/15/2029	5.125%		200,000	165,746
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%		375,000	280,115
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%		310,000	242,595
09/01/2031	3.875%		100,000	74,247
Tele Columbus AG(a)
05/02/2025	3.875%	EUR	100,000	71,606
Time Warner Cable LLC
09/01/2041	5.500%		195,000	160,890
Virgin Media Finance PLC(a)
07/15/2030	5.000%		200,000	158,043
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%		225,000	202,312
08/15/2030	4.500%		200,000	166,000
VZ Secured Financing BV(a)
01/15/2032	5.000%		290,000	231,154
Total				4,426,087
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Braskem Idesa SAPI(a)
02/20/2032	6.990%	200,000	137,027
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	200,000	168,792
EverArc Escrow Sarl(a)
10/30/2029	5.000%	190,000	148,742
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%	400,000	318,023
11/15/2040	3.268%	5,000	3,452
12/01/2050	3.468%	45,000	29,667
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	5,000	4,149
Unifrax Escrow Issuer Corp.(a)
09/30/2029	7.500%	155,000	107,199
Total			917,051
Construction Machinery 0.2%
OT Merger Corp.(a)
10/15/2029	7.875%	240,000	143,788
United Rentals North America, Inc.
01/15/2028	4.875%	205,000	195,446
07/15/2030	4.000%	140,000	122,478
02/15/2031	3.875%	345,000	296,162
United Rentals North America, Inc.(a)
12/15/2029	6.000%	170,000	169,964
Total			927,838
Consumer Cyclical Services 0.1%
Match Group, Inc.(a)
08/01/2030	4.125%	150,000	127,274
Uber Technologies, Inc.(a)
11/01/2026	8.000%	145,000	147,985
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%	145,000	129,775
Total			405,034
Consumer Products 0.2%
Central Garden & Pet Co.
10/15/2030	4.125%	90,000	75,542
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	75,000	70,180
Energizer Holdings, Inc.(a)
12/31/2027	6.500%	150,000	144,188
Natura & Co. Luxembourg Holdings SARL(a)
04/19/2029	6.000%	200,000	178,494
Natura Cosmeticos SA(a)
05/03/2028	4.125%	200,000	167,955

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Newell Brands, Inc.
04/01/2046	5.750%		185,000	136,654
Prestige Brands, Inc.(a)
04/01/2031	3.750%		185,000	152,537
Spectrum Brands, Inc.(a)
07/15/2030	5.500%		85,000	77,844
Total				1,003,394
Diversified Manufacturing 0.0%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	92,566
Electric 0.7%
AES Corp. (The)(a)
07/15/2030	3.950%		35,000	31,404
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		305,000	267,798
DPL, Inc.
07/01/2025	4.125%		370,000	354,339
Duke Energy Progress LLC
03/15/2033	5.250%		215,000	219,464
12/01/2044	4.150%		225,000	186,942
E.ON SE(a)
09/29/2027	0.375%	EUR	65,000	61,547
FirstEnergy Corp.(j)
07/15/2027	4.150%		300,000	287,214
FirstEnergy Corp.
11/15/2031	7.375%		345,000	397,506
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	204,907
ITC Holdings Corp.
11/15/2027	3.350%		150,000	140,662
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%		330,000	326,527
Niagara Mohawk Power Corp.(a)
09/16/2052	5.783%		220,000	220,021
NSTAR Electric Co.
05/15/2027	3.200%		520,000	493,680
Southern Co. (The)
07/01/2026	3.250%		184,000	174,901
Southwestern Electric Power Co.
11/01/2051	3.250%		85,000	56,028
Total				3,422,940
Environmental 0.0%
Waste Pro USA, Inc.(a)
02/15/2026	5.500%		250,000	230,062
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.3%
AerCap Ireland Capital DAC/Global Aviation Trust
01/23/2028	3.875%	275,000	253,187
01/30/2032	3.300%	344,000	279,138
Air Lease Corp.
03/01/2025	3.250%	160,000	152,487
Avolon Holdings Funding Ltd.(a)
07/01/2024	3.950%	45,000	43,600
02/15/2025	2.875%	195,000	182,061
11/18/2027	2.528%	399,000	328,903
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%	63,000	62,320
Total			1,301,696
Food and Beverage 0.8%
Becle SAB de CV(a)
10/14/2031	2.500%	205,000	163,822
Chobani LLC/Finance Corp., Inc.(a)
11/15/2028	4.625%	150,000	135,947
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	420,000	413,244
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a)
06/01/2026	8.500%	145,000	57,982
JBS USA LUX SA/Food Co./Finance, Inc.(a)
12/01/2031	3.750%	400,000	326,551
01/15/2032	3.625%	200,000	161,825
04/01/2033	5.750%	170,000	158,583
12/01/2052	6.500%	75,000	67,688
Kraft Heinz Foods Co.
03/01/2031	4.250%	450,000	430,309
01/26/2039	6.875%	220,000	246,602
10/01/2039	4.625%	235,000	209,874
06/01/2046	4.375%	55,000	46,258
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%	35,000	38,893
MARB BondCo PLC(a)
01/29/2031	3.950%	200,000	145,439
NBM US Holdings, Inc.(a)
05/14/2026	7.000%	200,000	194,734
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	150,000	147,395
Pilgrim’s Pride Corp.
04/15/2031	4.250%	150,000	128,559
Post Holdings, Inc.(a)
01/15/2028	5.625%	315,000	303,081
12/15/2029	5.500%	225,000	209,364
09/15/2031	4.500%	65,000	55,097

12	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%		170,000	138,348
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%		310,000	262,653
Total				4,042,248
Gaming 0.4%
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		195,000	189,667
06/01/2028	5.750%		80,000	77,335
01/15/2029	5.300%		130,000	124,266
01/15/2031	4.000%		65,000	55,860
MGM Resorts International
10/15/2028	4.750%		20,000	18,214
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		185,000	149,374
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%		159,000	109,200
VICI Properties LP
02/15/2030	4.950%		5,000	4,669
05/15/2032	5.125%		374,000	348,917
05/15/2052	5.625%		40,000	35,263
VICI Properties LP/Note Co., Inc.(a)
09/01/2026	4.500%		30,000	28,393
02/01/2027	5.750%		35,000	34,529
02/15/2027	3.750%		5,000	4,634
01/15/2028	4.500%		49,000	45,424
02/15/2029	3.875%		100,000	88,574
12/01/2029	4.625%		185,000	168,833
08/15/2030	4.125%		324,000	285,137
Total				1,768,289
Health Care 1.4%
180 Medical, Inc.(a)
10/15/2029	3.875%		160,000	140,763
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	459,851
Becton Dickinson Euro Finance SARL
06/04/2026	1.208%	EUR	255,000	254,718
Cano Health LLC(a)
10/01/2028	6.250%		90,000	60,286
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%		260,000	211,253
CommonSpirit Health
10/01/2030	2.782%		70,000	59,256
CVS Health Corp.
03/25/2048	5.050%		305,000	275,345
Dentsply Sirona, Inc.
06/01/2030	3.250%		165,000	144,082
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
DH Europe Finance II SARL
03/18/2028	0.450%	EUR	515,000	480,425
Embecta Corp.(a)
02/15/2030	5.000%		270,000	226,547
Encompass Health Corp.
04/01/2031	4.625%		165,000	144,040
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	261,936
HCA, Inc.
09/15/2025	7.580%		125,000	130,599
12/01/2027	7.050%		115,000	121,216
09/01/2028	5.625%		100,000	100,799
06/15/2029	4.125%		558,000	518,616
09/01/2030	3.500%		1,099,000	969,976
06/01/2033	5.500%		205,000	204,647
06/15/2047	5.500%		84,000	76,991
06/15/2049	5.250%		230,000	202,693
HCA, Inc.(a)
03/15/2032	3.625%		183,000	159,207
03/15/2052	4.625%		235,000	188,836
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%		125,000	95,023
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	330,136
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	138,442
Prime Healthcare Services, Inc.(a)
11/01/2025	7.250%		150,000	139,973
Providence Service Corp. (The)(a)
11/15/2025	5.875%		158,000	146,706
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	168,724
Tenet Healthcare Corp.
07/15/2024	4.625%		22,000	22,005
Tenet Healthcare Corp.(a)
05/15/2031	6.750%		225,000	224,782
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	102,974
01/23/2026	1.400%	EUR	125,000	126,387
03/01/2028	0.500%	EUR	105,000	98,407
Total				6,985,641
Healthcare Insurance 0.4%
Centene Corp.
12/15/2027	4.250%		115,000	108,086
07/15/2028	2.450%		447,000	383,932
12/15/2029	4.625%		55,000	50,975
02/15/2030	3.375%		495,000	426,735
10/15/2030	3.000%		585,000	489,319
03/01/2031	2.500%		195,000	156,043

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	200,000	183,784
11/15/2030	3.875%	225,000	192,969
Total			1,991,843
Healthcare REIT 0.1%
Healthcare Realty Holdings LP
01/15/2028	3.625%	63,000	56,571
03/15/2030	2.400%	40,000	31,700
03/15/2031	2.050%	56,000	41,917
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	35,000	30,019
03/15/2031	2.000%	160,000	122,855
Physicians Realty LP
11/01/2031	2.625%	95,000	74,148
Total			357,210
Home Construction 0.0%
China Aoyuan Group, Ltd.(a),(m)
02/08/2024	0.000%	200,000	13,291
Independent Energy 0.8%
Aker BP ASA(a)
01/15/2030	3.750%	210,000	187,348
Continental Resources, Inc.(a)
01/15/2031	5.750%	481,000	458,010
04/01/2032	2.875%	318,000	243,871
Encana Corp.
08/15/2034	6.500%	360,000	361,833
02/01/2038	6.500%	130,000	128,737
EQT Corp.
10/01/2027	3.900%	69,000	64,251
EQT Corp.(a)
05/15/2031	3.625%	855,000	728,736
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%	440,000	420,725
Occidental Petroleum Corp.
04/15/2026	3.400%	55,000	50,983
08/15/2026	3.200%	100,000	91,508
09/01/2030	6.625%	325,000	338,746
01/01/2031	6.125%	285,000	289,614
05/01/2031	7.500%	75,000	81,487
Occidental Petroleum Corp.(i)
10/10/2036	0.000%	285,000	150,448
Petrorio Luxembourg Sarl(a)
06/09/2026	6.125%	200,000	188,928
Southwestern Energy Co.(j)
01/23/2025	5.700%	4,000	3,972
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Var Energi ASA(a)
01/15/2028	7.500%		200,000	208,987
Total				3,998,184
Integrated Energy 0.2%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	115,000	79,637
06/15/2037	5.250%		65,000	60,435
11/15/2039	6.750%		603,000	631,735
06/15/2047	5.400%		175,000	157,102
Total				928,909
Leisure 0.2%
Carnival Corp.(a)
03/01/2027	5.750%		335,000	286,858
Cinemark USA, Inc.(a)
07/15/2028	5.250%		80,000	70,358
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%		70,000	64,950
Royal Caribbean Cruises Ltd.(a)
08/15/2027	11.625%		63,000	68,478
04/01/2028	5.500%		385,000	354,191
Total				844,835
Life Insurance 0.1%
Athene Global Funding(a)
03/08/2027	3.205%		95,000	85,707
08/19/2028	1.985%		395,000	317,608
Total				403,315
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%		211,000	196,280
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%		280,000	232,134
Hyatt Hotels Corp.(j)
04/23/2030	5.750%		256,000	257,612
Travel + Leisure Co.(a)
07/31/2026	6.625%		150,000	148,452
12/01/2029	4.500%		230,000	195,117
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%		255,000	234,781
Total				1,264,376
Media and Entertainment 0.5%
Diamond Sports Group LLC/Finance Co.(a),(m)
08/15/2026	0.000%		211,000	8,757
Gray Escrow II, Inc.(a)
11/15/2031	5.375%		150,000	96,342

14	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meta Platforms, Inc.
08/15/2052	4.450%	80,000	67,607
05/15/2053	5.600%	255,000	254,968
Netflix, Inc.
02/15/2025	5.875%	285,000	288,436
News Corp.(a)
05/15/2029	3.875%	370,000	325,013
Scripps Escrow II, Inc.(a)
01/15/2031	5.375%	140,000	97,737
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	30,000	23,189
Warnermedia Holdings, Inc.
03/15/2042	5.050%	305,000	246,776
03/15/2052	5.141%	813,000	634,924
WMG Acquisition Corp(a)
02/15/2031	3.000%	415,000	334,536
Total			2,378,285
Metals and Mining 0.3%
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	400,000	355,488
03/01/2031	4.875%	345,000	295,015
CSN Islands XI Corp.(a)
01/28/2028	6.750%	215,000	199,172
Freeport-McMoRan, Inc.
08/01/2030	4.625%	260,000	244,275
03/15/2043	5.450%	670,000	607,296
Total			1,701,246
Midstream 0.7%
Cheniere Energy Partners LP
03/01/2031	4.000%	510,000	449,044
Enbridge, Inc.
11/15/2029	3.125%	250,000	223,798
03/08/2033	5.700%	20,000	20,334
Energy Transfer LP(j),(l)
	6.625%	336,000	253,539
Energy Transfer Operating LP
04/15/2049	6.250%	80,000	76,194
Energy Transfer Partners LP
03/15/2045	5.150%	245,000	205,710
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	177,420	151,152
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	138,001
Kinder Morgan, Inc.
12/01/2034	5.300%	145,000	139,259
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%		125,000	119,729
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%		100,000	89,528
05/15/2030	4.800%		100,000	86,695
04/15/2040	6.875%		100,000	86,039
Sunoco LP/Finance Corp.
05/15/2029	4.500%		225,000	200,474
04/30/2030	4.500%		47,000	41,194
TMS Issuer Sarl(a)
08/23/2032	5.780%		300,000	311,716
TransCanada PipeLines Ltd.
04/15/2030	4.100%		425,000	394,718
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%		80,000	71,323
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		139,000	121,084
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		225,000	196,284
11/01/2033	3.875%		50,000	40,976
Western Midstream Operating LP(j)
02/01/2030	4.050%		225,000	200,691
Total				3,617,482
Natural Gas 0.0%
Engie SA(a)
06/21/2027	0.375%	EUR	100,000	95,000
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		170,000	172,321
Total				267,321
Office REIT 0.0%
Boston Properties LP
10/01/2026	2.750%		38,000	33,399
Hudson Pacific Properties LP
11/01/2027	3.950%		165,000	120,894
02/15/2028	5.950%		30,000	23,629
04/01/2029	4.650%		30,000	21,424
01/15/2030	3.250%		55,000	35,245
Total				234,591
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		153,000	141,865
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%		142,188	139,812
Total				281,677

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
09/15/2024	4.750%		50,000	46,841
05/15/2027	5.250%		200,000	164,897
02/01/2029	4.375%		35,000	26,778
Simpar Finance Sarl(a)
02/12/2028	10.750%	BRL	640,000	94,342
Sunac China Holdings, Ltd.(a),(m)
01/10/2025	0.000%		200,000	32,570
Total				365,428
Other Industry 0.2%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%		84,000	78,289
AECOM
03/15/2027	5.125%		405,000	390,748
Duke University
10/01/2046	3.299%		228,000	178,778
Massachusetts Institute of Technology
07/01/2050	2.989%		190,000	141,592
Pike Corp.(a)
09/01/2028	5.500%		88,000	78,554
President and Fellows of Harvard College
10/15/2050	2.517%		205,000	138,140
Total				1,006,101
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%		155,000	121,490
CubeSmart LP
02/15/2032	2.500%		195,000	155,213
Extra Space Storage LP
06/01/2031	2.550%		35,000	28,415
03/15/2032	2.350%		170,000	133,248
Host Hotels & Resorts LP
12/15/2029	3.375%		165,000	140,313
09/15/2030	3.500%		115,000	97,354
Lexington Realty Trust
09/15/2030	2.700%		135,000	108,430
Life Storage LP
10/15/2031	2.400%		20,000	15,919
Total				800,382
Packaging 0.5%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	3.250%		220,000	188,193
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%		185,000	155,264
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ball Corp.
03/15/2026	4.875%		50,000	48,853
03/15/2028	6.875%		365,000	373,612
08/15/2030	2.875%		625,000	517,446
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		51,000	49,448
07/15/2027	5.625%		125,000	123,481
Berry Global, Inc.(a)
04/15/2028	5.500%		360,000	355,790
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%		75,000	71,209
Sealed Air Corp.(a)
09/15/2025	5.500%		357,000	355,348
04/15/2029	5.000%		100,000	93,327
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		140,000	132,840
Total				2,464,811
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2027	4.750%		75,000	72,015
Pharmaceuticals 0.5%
1375209 BC Ltd.(a)
01/30/2028	9.000%		140,000	140,020
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	103,117
11/15/2028	2.625%	EUR	100,000	97,987
Amgen, Inc.
03/02/2033	5.250%		145,000	145,477
03/02/2043	5.600%		145,000	143,667
03/02/2053	5.650%		230,000	229,793
Bayer US Finance II LLC(a)
12/15/2025	4.250%		100,000	97,066
12/15/2028	4.375%		289,000	277,356
06/25/2038	4.625%		520,000	457,739
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		245,000	207,719
Kevlar SpA(a)
09/01/2029	6.500%		235,000	198,271
Organon Finance 1 LLC(a)
04/30/2031	5.125%		185,000	156,964
Total				2,255,176
Property & Casualty 0.4%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%		150,000	126,163
08/01/2029	6.000%		80,000	67,107

16	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%		155,000	144,725
Aon Corp.
05/15/2030	2.800%		230,000	200,079
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	250,000	212,045
Berkshire Hathaway, Inc.(i)
03/12/2025	0.000%	EUR	315,000	316,393
Brown & Brown, Inc.
03/17/2052	4.950%		115,000	97,191
Chubb INA Holdings, Inc.
12/15/2024	0.300%	EUR	180,000	181,958
Farmers Exchange Capital III(a),(j)
Subordinated
10/15/2054	5.454%		300,000	270,999
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	7.156%		450,000	447,999
Total				2,064,659
Refining 0.0%
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		212,576	155,854
Restaurants 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		325,000	298,062
02/15/2029	3.500%		445,000	394,259
10/15/2030	4.000%		640,000	550,326
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%		305,000	247,508
Yum! Brands, Inc.(a)
01/15/2030	4.750%		360,000	338,710
Yum! Brands, Inc.
03/15/2031	3.625%		550,000	469,831
01/31/2032	4.625%		300,000	272,884
Total				2,571,580
Retailers 0.1%
Magic MergeCo, Inc.(a)
05/01/2029	7.875%		315,000	194,572
MercadoLibre, Inc.
01/14/2026	2.375%		200,000	183,235
Rent-A-Center, Inc.(a)
02/15/2029	6.375%		200,000	176,669
Total				554,476
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Stranded Utility 0.1%
Brazos Securitization LLC(a)
09/01/2031	5.014%		200,000	199,416
09/01/2050	5.413%		200,000	208,214
United Electric Securitization LLC(a)
06/01/2031	5.109%		100,000	100,232
Total				507,862
Supranational 0.3%
Asian Development Bank
10/14/2026	3.000%	AUD	135,000	85,173
European Investment Bank(a),(b)
SONIA + 0.350% 06/29/2023	4.778%	GBP	115,000	143,083
European Investment Bank(a)
01/20/2032	0.250%	EUR	315,000	268,491
Inter-American Development Bank(a)
10/30/2025	2.750%	AUD	120,000	75,798
Inter-American Development Bank
01/29/2026	2.700%	AUD	138,000	86,817
International Bank for Reconstruction & Development
01/16/2025	1.900%	CAD	285,000	201,017
01/19/2027	1.800%	CAD	150,000	102,500
International Finance Corp.
09/10/2025	0.375%	NZD	270,000	145,873
02/24/2026	3.600%	AUD	330,000	212,592
Nordic Investment Bank
04/10/2024	1.875%	NOK	980,000	86,554
08/23/2027	3.000%	NOK	1,110,000	96,982
Total				1,504,880
Technology 0.7%
Broadcom, Inc.(a)
02/15/2033	2.600%		98,000	76,147
CDW LLC/Finance Corp.
04/01/2028	4.250%		35,000	32,327
CommScope, Inc.(a)
09/01/2029	4.750%		160,000	125,947
Dell International LLC/EMC Corp.
07/15/2046	8.350%		115,000	135,724
Everi Holdings, Inc.(a)
07/15/2029	5.000%		175,000	155,141
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	370,000	359,943
12/03/2028	1.000%	EUR	100,000	91,815
Fiserv, Inc.
07/01/2027	1.125%	EUR	100,000	96,570

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Gartner, Inc.(a)
10/01/2030	3.750%		140,000	122,896
MSCI, Inc.(a)
09/01/2030	3.625%		440,000	377,478
02/15/2031	3.875%		275,000	236,973
11/01/2031	3.625%		345,000	288,787
08/15/2033	3.250%		90,000	72,028
NCR Corp.(a)
10/01/2030	5.250%		215,000	184,142
Open Text Corp.(a)
12/01/2027	6.900%		70,000	71,513
Oracle Corp.
04/01/2027	2.800%		100,000	92,265
03/25/2031	2.875%		60,000	51,020
11/09/2032	6.250%		200,000	211,481
11/15/2037	3.800%		55,000	44,733
11/15/2047	4.000%		280,000	208,513
03/25/2051	3.950%		200,000	146,426
Tencent Holdings Ltd.(a)
04/22/2041	3.680%		200,000	155,173
Total				3,337,042
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%		100,000	71,721
03/16/2052	5.650%		140,000	119,881
Reynolds American, Inc.
08/15/2045	5.850%		660,000	576,668
Total				768,270
Transportation Services 0.0%
Hertz Corp (The)(a)
12/01/2029	5.000%		255,000	204,676
Wireless 0.7%
American Tower Corp.
05/22/2026	1.950%	EUR	100,000	100,522
01/15/2028	0.500%	EUR	100,000	90,620
04/15/2031	2.700%		100,000	83,223
Cellnex Telecom SA
06/26/2029	1.875%	EUR	100,000	91,035
Crown Castle International Corp.
01/15/2031	2.250%		65,000	53,196
SBA Communications Corp.
02/15/2027	3.875%		605,000	557,599
02/01/2029	3.125%		305,000	257,700
Sprint Corp.
02/15/2025	7.625%		55,000	56,379
Corporate Bonds & Notes(k) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%		405,000	400,619
03/20/2028	5.152%		125,000	123,835
T-Mobile US, Inc.
04/15/2026	2.625%		304,000	283,464
04/15/2027	3.750%		20,000	18,994
02/01/2028	4.750%		153,000	150,168
02/15/2029	2.625%		90,000	78,703
04/15/2029	3.375%		105,000	95,100
02/15/2031	2.875%		125,000	106,650
04/15/2031	3.500%		175,000	156,108
07/15/2033	5.050%		40,000	39,434
Vmed O2 UK Financing I PLC(a)
01/31/2031	3.250%	EUR	160,000	135,936
01/31/2031	4.250%		430,000	344,741
Vodafone Group PLC
06/19/2049	4.875%		20,000	17,218
Total				3,241,244
Wirelines 0.2%
AT&T, Inc.
03/25/2024	0.900%		77,000	74,159
12/01/2033	2.550%		140,000	109,976
03/01/2037	5.250%		45,000	44,101
12/01/2057	3.800%		257,000	182,722
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	172,377
Frontier Communications Corp.(a)
05/01/2028	5.000%		200,000	167,673
Frontier Communications Holdings LLC(a)
05/01/2029	6.750%		95,000	70,084
03/15/2031	8.625%		86,000	79,356
Northwest Fiber LLC/Finance Sub, Inc.(a)
04/30/2027	4.750%		90,000	76,987
Total				977,435
Total Corporate Bonds & Notes (Cost $96,280,360)				88,020,129

Foreign Government Obligations(k),(n) 6.5%

Australia 0.3%
Australia Government Bond(a)
09/21/2026	0.500%	AUD	320,000	189,702
12/21/2030	1.000%	AUD	295,000	160,255
New South Wales Treasury Corp.(a)
03/20/2025	1.250%	AUD	330,000	205,093
05/20/2027	3.000%	AUD	325,000	205,965
02/20/2032	1.500%	AUD	790,000	412,948
Queensland Treasury Corp.(a)
08/20/2027	2.750%	AUD	290,000	181,761

18	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Foreign Government Obligations(k),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Western Australian Treasury Corp.
10/22/2030	1.500%	AUD	590,000	324,069
Total				1,679,793
Austria 0.1%
Republic of Austria Government Bond(a)
02/20/2029	0.500%	EUR	240,000	226,659
Brazil 0.2%
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	2,175,000	436,869
Brazilian Government International Bond
06/12/2030	3.875%		400,000	355,489
Total				792,358
Canada 0.6%
Canadian Government Bond
09/01/2024	1.500%	CAD	205,000	145,486
03/01/2025	1.250%	CAD	870,000	608,895
09/01/2027	2.750%	CAD	370,000	264,387
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	100,695
Province of Alberta(a)
04/18/2025	0.625%	EUR	100,000	101,539
Province of Ontario
12/02/2030	1.350%	CAD	1,195,000	738,099
06/02/2045	3.450%	CAD	380,000	251,096
Province of Quebec
09/01/2023	3.000%	CAD	325,000	238,416
Province of Quebec(a)
12/15/2023	1.500%	GBP	105,000	128,164
04/07/2025	0.200%	EUR	105,000	105,734
Total				2,682,511
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%		224,000	192,482
Colombia 0.2%
Colombia Government International Bond
03/15/2029	4.500%		200,000	173,916
04/15/2031	3.125%		580,000	431,624
04/22/2032	3.250%		215,000	155,945
Ecopetrol SA
06/26/2026	5.375%		50,000	47,555
04/29/2030	6.875%		110,000	98,429
11/02/2031	4.625%		105,000	80,070
05/28/2045	5.875%		55,000	36,054
Total				1,023,593
Foreign Government Obligations(k),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/30/2030	4.500%		350,000	302,266
Germany 0.3%
Bundesrepublik Deutschland Bundesanleihe(a),(i)
11/15/2027	0.000%	EUR	220,000	212,836
02/15/2031	0.000%	EUR	310,000	280,125
02/15/2032	0.000%	EUR	590,000	521,570
05/15/2035	0.000%	EUR	120,000	96,848
Bundesrepublik Deutschland Bundesanleihe(a)
07/04/2042	3.250%	EUR	130,000	154,836
Total				1,266,215
Greece 0.0%
Hellenic Republic Government Bond(a)
04/22/2027	2.000%	EUR	126,000	129,395
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	152,293
India 0.2%
Export-Import Bank of India(a)
02/01/2028	3.875%		200,000	190,311
India Government Bond
06/15/2025	5.220%	INR	19,820,000	232,242
04/08/2026	7.270%	INR	3,500,000	42,680
04/10/2028	7.060%	INR	13,230,000	160,837
07/12/2031	6.100%	INR	7,990,000	90,958
02/06/2033	7.260%	INR	8,560,000	105,396
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	177,040
Total				999,464
Indonesia 1.0%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	240,432
07/18/2024	2.150%	EUR	200,000	209,306
Indonesia Government International Bond
10/15/2030	3.850%		200,000	189,908
01/11/2033	4.850%		200,000	202,564
03/12/2033	1.100%	EUR	100,000	79,142
03/12/2051	3.050%		200,000	145,203
Indonesia Treasury Bond
06/15/2025	6.500%	IDR	11,190,000,000	758,869
09/15/2026	8.375%	IDR	2,322,000,000	166,628
04/15/2027	5.125%	IDR	1,504,000,000	98,358
05/15/2028	6.125%	IDR	773,000,000	51,760
08/15/2028	6.375%	IDR	8,025,000,000	543,923
03/15/2029	9.000%	IDR	2,298,000,000	173,859
05/15/2031	8.750%	IDR	4,550,000,000	346,421

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Foreign Government Obligations(k),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
04/15/2032	6.375%	IDR	5,840,000,000	389,678
05/15/2033	6.625%	IDR	2,025,000,000	137,136
06/15/2035	7.500%	IDR	1,095,000,000	78,684
05/15/2038	7.500%	IDR	1,751,000,000	126,036
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	266,650
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		220,000	216,558
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	176,492
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		280,000	269,527
Total				4,867,134
Ireland 0.0%
Ireland Government Bond(a)
05/15/2029	1.100%	EUR	100,000	97,700
Israel 0.0%
Israel Electric Corp., Ltd.(a)
02/22/2032	3.750%		200,000	172,402
Italy 0.0%
Republic of Italy Government International Bond
02/17/2026	1.250%		200,000	179,519
Japan 0.2%
Japan Government Five-Year Bond
06/20/2025	0.100%	JPY	91,650,000	660,032
03/20/2027	0.005%	JPY	30,000,000	215,432
Total				875,464
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	194,984
Malaysia 0.3%
Malaysia Government Bond
03/14/2025	3.882%	MYR	970,000	212,275
07/15/2026	3.906%	MYR	965,000	212,169
11/30/2026	3.900%	MYR	405,000	89,080
11/16/2027	3.899%	MYR	1,300,000	286,292
06/15/2028	3.733%	MYR	375,000	82,066
04/15/2030	4.498%	MYR	930,000	212,230
04/15/2033	3.844%	MYR	1,488,000	323,598
07/05/2034	3.828%	MYR	400,000	86,182
Total				1,503,892
Mauritius 0.1%
Greenko Solar Mauritius Ltd.(a)
01/29/2025	5.550%		200,000	191,169
Foreign Government Obligations(k),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Greenko Wind Projects Mauritius Ltd.(a)
04/06/2025	5.500%		205,000	194,445
Total				385,614
Mexico 0.6%
Mexican Bonos
03/06/2025	5.000%	MXN	14,760,000	763,462
05/26/2033	7.500%	MXN	12,880,000	665,980
Mexico Government International Bond
05/24/2031	2.659%		475,000	395,103
05/29/2031	7.750%	MXN	9,670,000	513,927
02/12/2034	3.500%		200,000	168,240
Petroleos Mexicanos
01/28/2031	5.950%		47,000	33,721
09/21/2047	6.750%		90,000	54,399
02/12/2048	6.350%		19,000	11,052
01/23/2050	7.690%		166,000	107,498
01/28/2060	6.950%		70,000	41,751
Total				2,755,133
Netherlands 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%		188,000	166,039
New Zealand 0.4%
New Zealand Government Bond
05/15/2024	0.500%	NZD	565,000	325,152
04/15/2025	2.750%	NZD	165,000	95,812
05/15/2026	0.500%	NZD	970,000	521,816
New Zealand Government Bond(a)
04/15/2027	4.500%	NZD	280,000	169,959
04/14/2033	3.500%	NZD	515,000	290,579
New Zealand Local Government Funding Agency Bond(a)
04/15/2026	1.500%	NZD	230,000	125,886
New Zealand Local Government Funding Agency Bond
04/15/2027	4.500%	NZD	310,000	184,462
04/14/2033	3.500%	NZD	305,000	162,641
Total				1,876,307
Norway 0.4%
Kommunalbanken AS
07/15/2024	5.250%	AUD	184,000	120,934
07/16/2025	4.250%	AUD	280,000	182,295
Nordea Eiendomskreditt AS(b)
3-month NIBOR + 0.300% 06/21/2023	3.670%	NOK	2,000,000	180,196
Norway Government Bond(a)
03/13/2025	1.750%	NOK	3,815,000	334,082
02/19/2026	1.500%	NOK	1,730,000	148,596
02/17/2027	1.750%	NOK	3,025,000	258,457
09/17/2031	1.250%	NOK	2,925,000	224,455

20	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Foreign Government Obligations(k),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
05/18/2032	2.125%	NOK	4,615,000	377,380
Total				1,826,395
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%		200,000	198,357
Panama 0.0%
Panama Government International Bond
01/23/2030	3.160%		200,000	176,036
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%		100,000	98,134
06/20/2030	2.844%		165,000	144,086
Total				242,220
Philippines 0.4%
Philippine Government Bond
08/12/2025	2.625%	PHP	25,680,000	427,375
09/09/2025	3.625%	PHP	9,490,000	161,070
08/22/2028	6.125%	PHP	14,640,000	265,854
Philippine Government International Bond
05/17/2027	0.875%	EUR	535,000	507,011
05/05/2030	2.457%		300,000	261,099
01/14/2036	6.250%	PHP	10,000,000	173,170
Total				1,795,579
Poland 0.0%
Republic of Poland Government International Bond
11/16/2032	5.750%		28,000	29,722
10/04/2033	4.875%		155,000	154,675
Total				184,397
Portugal 0.1%
Portugal Obrigacoes do Tesouro OT(a)
07/16/2032	1.650%	EUR	580,000	553,706
Qatar 0.2%
Qatar Energy(a)
07/12/2031	2.250%		200,000	168,706
Qatar Petroleum(a)
07/12/2031	2.250%		465,000	392,241
QNB Finance Ltd.(a)
03/28/2024	3.500%		200,000	196,636
Total				757,583
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%		200,000	165,109
Foreign Government Obligations(k),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Singapore 0.1%
Singapore Government Bond
09/01/2033	3.375%	SGD	320,000	247,877
South Africa 0.0%
Transnet SOC Ltd.(a)
02/06/2028	8.250%		200,000	191,240
South Korea 0.4%
Korea Treasury Bond
09/10/2024	3.125%	KRW	304,590,000	230,030
03/10/2027	2.375%	KRW	1,247,620,000	906,840
06/10/2027	2.125%	KRW	316,190,000	228,542
09/10/2027	3.125%	KRW	232,900,000	174,528
12/10/2029	1.375%	KRW	161,100,000	107,026
12/10/2032	4.250%	KRW	258,380,000	209,389
Total				1,856,355
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2050	3.875%		200,000	167,499
Finance Department Government of Sharjah(a)
11/23/2032	6.500%		200,000	203,494
Total				370,993
United Kingdom 0.1%
United Kingdom Gilt(a)
01/31/2024	0.125%	GBP	85,000	102,642
01/31/2025	0.250%	GBP	80,000	92,452
12/07/2027	4.250%	GBP	280,000	348,802
Total				543,896
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%		200,000	199,444
Total Foreign Government Obligations (Cost $33,754,834)				31,830,404

Inflation-Indexed Bonds 0.2%

United States 0.2%
U.S. Treasury Inflation-Indexed Bond
04/15/2028	1.250%		1,091,825	1,070,016
Total Inflation-Indexed Bonds (Cost $1,091,103)				1,070,016

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Limited Partnerships 0.2%
Issuer	Shares	Value ($)
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Magellan Midstream Partners LP(h)	15,917	958,363
Total Energy		958,363
Total Limited Partnerships (Cost $999,895)		958,363

Municipal Bonds 0.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%	85,000	68,089
Higher Education 0.2%
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	350,000	230,147
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2020
09/01/2050	2.256%	560,000	347,456
University of Washington
Refunding Revenue Bonds
Taxable
Series 2021B
04/01/2042	2.618%	230,000	162,733
Total			740,336
Joint Power Authority 0.0%
South Carolina Public Service Authority
Revenue Bonds
Taxable - Santee Cooper
Series 2009
01/01/2030	5.740%	65,000	67,048
Local Appropriation 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2023
12/01/2039	5.198%	210,000	214,811
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.0%
City of Norfolk
Unlimited General Obligation Bonds
Taxable
Series 2021
10/01/2031	1.804%	105,000	87,022
Municipal Power 0.0%
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2010 (BAM)
02/01/2041	5.718%	60,000	64,687
Sales Tax 0.1%
Massachusetts School Building Authority
Refunding Revenue Bonds
Taxable
Series 2020C
05/15/2043	2.950%	75,000	57,829
Santa Clara Valley Transportation Authority
Revenue Bonds
Series 2010 (BAM)
04/01/2032	5.876%	235,000	248,666
Utah Transit Authority
Refunding Revenue Bonds
Taxable
Series 2019B
12/15/2042	3.443%	90,000	70,951
Total			377,446
Special Non Property Tax 0.0%
State Board of Administration Finance Corp.
Revenue Bonds
Taxable
Series 2020A
07/01/2030	2.154%	152,000	128,376
State General Obligation 0.0%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Taxable - Consolidated Loan
Series 2019H
09/01/2049	2.900%	150,000	107,821
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Series 2010 (BAM)
11/15/2031	6.548%	250,000	265,810

22	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.0%
Massachusetts Water Resources Authority
Revenue Bonds
Taxable
Series 2019E
08/01/2039	3.124%	225,000	184,338
Total Municipal Bonds (Cost $2,379,430)			2,305,784

Preferred Debt 0.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.0%
Wells Fargo & Co.(j),(l)
	5.850%	7,885	195,311
Total Preferred Debt (Cost $206,354)			195,311

Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Financials 0.0%
Capital Markets 0.0%
Stifel Financial Corp.(l)	4.500%	3,050	47,641
Total Financials			47,641
Total Preferred Stocks (Cost $76,250)			47,641

Residential Mortgage-Backed Securities - Agency 6.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2052	4.500%	332,560	322,355
08/01/2052- 11/01/2052	5.000%	686,555	682,094
11/01/2052	5.500%	175,835	176,925
Federal National Mortgage Association
09/01/2052	4.500%	577,063	562,834
10/01/2052- 12/01/2052	5.500%	944,354	948,860
11/01/2052	5.000%	192,734	191,293
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% Floor 1.100%, Cap 5.000% 10/25/2042	5.000%	220,922	198,569
Government National Mortgage Association(d)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	589,190	121,920
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-63 Class IO
09/20/2047	4.000%	774,147	122,947
Government National Mortgage Association TBA(o)
06/20/2053	4.500%	725,000	704,482
06/20/2053	5.000%	400,000	395,023
Uniform Mortgage-Backed Security TBA(o)
06/13/2053	2.000%	5,900,000	4,850,288
06/13/2053	2.500%	7,450,000	6,368,731
06/13/2053	3.000%	5,900,000	5,236,596
06/13/2053	4.000%	1,775,000	1,676,820
06/13/2053	4.500%	3,575,000	3,462,653
06/13/2053	5.000%	3,475,000	3,423,079
06/13/2053	5.500%	4,000,000	3,997,500
Total Residential Mortgage-Backed Securities - Agency (Cost $34,075,236)			33,442,969

Residential Mortgage-Backed Securities - Non-Agency 8.4%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month USD LIBOR + 1.250% Floor 1.250% 06/25/2037	6.388%	636,125	439,945
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% Floor 0.320%, Cap 11.000% 11/25/2035	5.778%	95,355	93,615
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	3.542%	173,169	150,766
Alternative Loan Trust(b)
CMO Series 2005-59 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.660%, Cap 11.000% 11/20/2035	5.808%	743,039	686,015
CMO Series 2007-OH3 Class A1B
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 10.000% 09/25/2047	5.578%	452,069	388,821
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% Floor 2.000% 06/25/2045	7.619%	86,423	85,592
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	56,770	53,055
Banc of America Funding Trust(b)
CMO Series 2005-B Class 3M1
1-month USD LIBOR + 0.675% Floor 0.450%, Cap 11.000% 04/20/2035	5.823%	137,114	135,322

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust(a),(c)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	5.280%	523,873	506,774
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% Floor 0.825%, Cap 11.500% 07/25/2034	5.963%	39,152	42,603
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% Floor 0.180%, Cap 10.500% 10/25/2036	5.318%	283,545	238,782
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% Floor 0.210%, Cap 10.500% 12/25/2036	5.558%	392,810	357,147
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 10.500% 04/25/2037	5.438%	306,286	270,915
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-A Class A1
10/25/2059	1.991%	669,529	635,428
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% Floor 0.480% 01/25/2035	5.858%	227,167	224,401
CMO Series 2005-D Class M4
1-month USD LIBOR + 0.915% Floor 0.610% 10/25/2035	6.053%	261,640	260,866
CIM Trust(a),(c)
CMO Series 2020-R6 Class A1
12/25/2060	2.250%	818,137	678,330
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	429,212	371,187
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	643,495	571,918
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	4.276%	240,826	187,151
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-WFH3 Class M2
1-month USD LIBOR + 0.450% Floor 0.450% 10/25/2036	5.588%	264,951	262,051
COLT Mortgage Loan Trust(a),(c)
CMO Series 2022-5 Class A1
04/25/2067	4.550%	175,305	170,015
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M1
30-day Average SOFR + 1.000% 12/25/2041	5.973%	43,183	42,922
CMO Series 2022-R03 Class 1M1
30-day Average SOFR + 2.100% 03/25/2042	7.073%	22,201	22,306
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	8.473%	500,000	510,576
CMO Series 2022-R04 Class 1M1
30-day Average SOFR + 2.000% 03/25/2042	6.973%	40,733	40,897
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	7.973%	455,000	451,236
CMO Series 2022-R06 Class 1M1
30-day Average SOFR + 2.750% 05/25/2042	7.723%	80,002	81,523
CMO Series 2022-R09 Class 2M1
30-day Average SOFR + 2.500% 09/25/2042	7.481%	167,383	168,433
CMO Series 2023-R01 Class 1M1
30-day Average SOFR + 2.400% 12/25/2042	7.373%	123,079	123,772
CMO Series 2023-R03 Class 2M2
30-day Average SOFR + 3.900% 04/25/2043	8.873%	95,000	95,844
Subordinated CMO Series 2022-R01 Class 1B1
30-day Average SOFR + 3.150% 12/25/2041	8.123%	511,000	495,992
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2047	6.038%	137,590	125,347
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2047	5.938%	273,511	248,961
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	17,194	16,392
CSMC Trust(a),(c)
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	631,606	605,618
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	1,315,637	1,171,724

24	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month USD LIBOR + 1.575% Floor 1.575% 12/25/2034	6.713%	860,236	780,592
CMO Series 2005-17 Class MV1
1-month USD LIBOR + 0.460% Floor 0.460% 05/25/2036	5.828%	219,404	215,364
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	140,250	134,809
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	11.173%	80,000	75,574
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% Floor 0.560% 03/25/2036	5.418%	104,377	103,281
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	4.024%	126,446	118,844
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.780% Floor 0.390%, Cap 14.000% 02/25/2036	5.918%	263,327	253,147
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	7.473%	550,000	522,314
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	6.973%	149,318	149,969
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	7.173%	332,526	334,573
CMO Series 2022-DNA4 Class M1B
30-day Average SOFR + 3.350% 05/25/2042	8.323%	285,000	287,894
CMO Series 2022-DNA7 Class M1A
30-day Average SOFR + 2.500% 03/25/2052	7.473%	142,078	143,500
CMO Series 2022-HQA1 Class M1B
30-day Average SOFR + 3.500% 03/25/2042	8.473%	90,000	91,012
CMO Series 2022-HQA3 Class M1B
30-day Average SOFR + 3.550% 08/25/2042	8.523%	130,000	131,611
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.123%	180,364	181,362
GCAT Trust(a),(c)
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	94,302	94,089
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 10/25/2035	5.798%	283,858	271,514
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.281%	415,786	323,058
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.846%	800,000	656,566
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.660% Floor 0.330% 12/25/2035	5.798%	810,000	780,678
CMO Series 2006-HE7 Class A2D
1-month USD LIBOR + 0.230% Floor 0.230% 10/25/2046	5.598%	93,834	92,602
CMO Series 2007-FM2 Class A1
1-month USD LIBOR + 0.140% Floor 0.140% 01/25/2037	5.278%	774,380	454,404
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 08/19/2037	5.332%	473,489	397,613
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.700% Floor 0.350% 03/25/2036	5.838%	81,301	80,062
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month USD LIBOR + 0.780% Floor 0.390% 11/25/2035	5.918%	554,282	496,567
CMO Series 2006-HE2 Class 1A
1-month USD LIBOR + 0.260% Floor 0.260% 12/25/2036	5.398%	1,187,906	489,154

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	25

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 10/25/2034	5.838%	197,509	195,655
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 11.500% 02/25/2037	5.678%	532,900	472,759
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month USD LIBOR + 0.440% Floor 0.220% 04/25/2046	5.578%	679,516	607,708
CMO Series 2006-AR2 Class 1A1B
1-month USD LIBOR + 0.420% Floor 0.420% 04/25/2046	5.558%	626,407	559,776
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month USD LIBOR + 0.460% Floor 0.230%, Cap 11.500% 03/25/2036	5.598%	387,271	364,588
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.680% Floor 0.340%, Cap 11.500% 04/25/2047	5.818%	158,426	149,203
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.585% Floor 0.585% 05/25/2035	5.723%	237,941	231,735
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2047	5.418%	1,103,000	1,015,840
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	624,118	625,048
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	521,860	270,067
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month USD LIBOR + 0.340% Floor 0.170% 10/25/2036	5.478%	704,377	636,156
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	5.997%	455,845	401,337
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 1.700% Floor 1.700% 09/25/2047	6.838%	532,943	458,206
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 2A3
1-month USD LIBOR + 0.160% Floor 0.160% 11/25/2036	5.458%	1,559,800	476,553
CMO Series 2006-4 Class 1A
1-month USD LIBOR + 0.300% Floor 0.300% 05/25/2036	5.438%	996,282	574,872
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month USD LIBOR + 0.990% Floor 0.660% 06/25/2035	6.128%	672,400	663,892
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month USD LIBOR + 0.780% Floor 0.780% 01/25/2035	5.918%	271,311	260,362
CMO Series 2007-HE2 Class A2B
1-month USD LIBOR + 0.090% Floor 0.090% 01/25/2037	5.228%	1,218,902	560,851
CMO Series 2007-NC3 Class A2D
1-month USD LIBOR + 0.260% Floor 0.260% 05/25/2037	5.398%	666,883	479,910
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month USD LIBOR + 1.250% Floor 0.750% 09/25/2035	6.388%	500,000	479,230
NMLT Trust(a),(c)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%	786,492	647,744
OBX Trust(a),(c)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	627,901	479,398
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 05/25/2035	5.798%	143,777	142,929
CMO Series 2007-5 Class 2A2
1-month USD LIBOR + 0.170% Floor 0.170% 05/25/2037	5.308%	873,006	477,033

26	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-5 Class 2A3
1-month USD LIBOR + 0.230% Floor 0.230% 05/25/2037	5.368%	1,589,391	830,908
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2022-4 Class A2
08/25/2027	5.000%	615,000	544,015
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	720,000	660,539
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.380% Floor 0.190% 07/25/2036	5.518%	319,427	274,273
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2037	4.144%	307,771	272,161
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month USD LIBOR + 0.320% Floor 0.160% 01/25/2037	5.340%	595,076	511,724
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month USD LIBOR + 0.495% Floor 0.330%, Cap 14.000% 05/25/2036	5.633%	505,038	493,409
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	555,243	433,571
SG Residential Mortgage Trust(a),(c)
CMO Series 2021-2 Class A1
12/25/2061	1.737%	914,320	737,295
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 07/25/2036	5.418%	299,903	280,153
Structured Adjustable Rate Mortgage Loan Trust(b)
Series 2007-4 Class 1A2
1-month USD LIBOR + 0.440% Floor 0.220% 05/25/2037	5.578%	795,965	695,454
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% Floor 0.800% 07/25/2034	5.938%	357,414	345,829
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR8 Class A1A
1-month USD LIBOR + 0.400% Floor 0.200%, Cap 10.500% 10/25/2036	5.538%	295,952	256,326
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month USD LIBOR + 0.705% Floor 0.470%, Cap 11.000% 02/25/2035	5.843%	756,186	714,077
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month USD LIBOR + 0.740% Floor 0.370%, Cap 11.000% 09/25/2034	5.878%	330,415	300,955
Towd Point Mortgage Trust(a),(c)
CMO Series 2017-4 Class A2
06/25/2057	3.000%	900,000	800,551
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.142%	760,000	697,365
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	5.738%	74,397	74,181
CMO Series 2019-HY3 Class M1
1-month USD LIBOR + 1.500% Floor 1.500% 10/25/2059	6.638%	650,000	628,037
Verus Securitization Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	158,507	142,316
CMO Series 2022-4 Class A2
04/25/2067	4.718%	169,196	160,200
CMO Series 2022-8 Class A3
09/25/2067	6.127%	95,858	95,872
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	93,962	92,373
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month USD LIBOR + 0.230% Floor 0.230% 01/25/2037	5.368%	1,111,406	517,031
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2005-AR8 Class 2AC2
1-month USD LIBOR + 0.920% Floor 0.460%, Cap 10.500% 07/25/2045	6.058%	348,020	325,354

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	27

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	4.747%	564,024	454,711
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	4.917%	213,772	179,138
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $43,711,462)			41,421,065

Rights 0.1%
Issuer	Shares	Value ($)
Health Care 0.1%
Biotechnology 0.1%
Albireo Pharma, Inc., CVR(e),(f),(g),(p)	37,853	83,303
Concert Pharmaceuticals, Inc., CVR(e),(f),(g),(p)	173,147	65,519
Total		148,822
Health Care Equipment & Supplies 0.0%
Abiomed, Inc., CVR(e),(f),(g),(p)	15,541	27,197
Pharmaceuticals 0.0%
Amryt Pharma PLC ADR, CVR(e),(f),(g),(p)	225,430	3,652
Amryt Pharma PLC ADR, CVR(e),(f),(g),(p)	225,430	5,478
Cincor Pharma, Inc.(e),(f),(g),(p)	44,405	139,414
Total		148,544
Total Health Care		324,563
Materials 0.0%
Paper & Forest Products 0.0%
Resolute Forest Products, Inc.(e),(f),(g),(p)	76,222	110,819
Total Materials		110,819
Total Rights (Cost $389,969)		435,382

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(q)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	10.000%	205,000	205,672
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(b),(q)
Term Loan
1-month USD LIBOR + 5.250% Floor 1.000% 06/21/2027	10.213%	212,500	219,782
United AirLines, Inc.(b),(q)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	8.888%	462,229	459,147
Total			884,601
Restaurants 0.0%
KFC Holding Co./Yum! Brands(b),(q)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	6.861%	75	74
Total Senior Loans (Cost $892,476)			884,675

Treasury Bills 0.2%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.2%
U.S. Treasury Bills
11/02/2023	5.400%	970,000	948,268
Total Treasury Bills (Cost $948,630)			948,268

U.S. Treasury Obligations 2.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/28/2026	0.500%	65,000	58,967
01/31/2027	1.500%	1,050,000	963,047
05/31/2027	2.625%	345,000	328,747
03/31/2029	2.375%	580,000	537,769
02/15/2032	1.875%	396,000	344,149
05/15/2032	2.875%	2,790,000	2,624,780
08/15/2032	2.750%	1,065,000	990,450
02/15/2033	3.500%	1,880,000	1,857,675
02/15/2042	2.375%	655,000	512,435
11/15/2042	2.750%	175,000	144,676
02/15/2049	3.000%	1,800,000	1,525,219
02/15/2050	2.000%	1,243,000	851,066
08/15/2052	3.000%	550,000	467,844
02/15/2053	3.625%	880,000	845,900
Total U.S. Treasury Obligations (Cost $12,515,493)			12,052,724

28	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Call Option Contracts Purchased 0.0%
Value ($)
(Cost $149,478)	151,273

Put Option Contracts Purchased 0.0%

(Cost $107,779)	39,288

Money Market Funds 29.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(r),(s)	147,800,378	147,726,478
Total Money Market Funds (Cost $147,742,594)		147,726,478
Total Investments in Securities (Cost $526,840,328)		505,566,641

Investments in Securities Sold Short

Common Stocks (2.2)%
Issuer	Shares	Value ($)
Energy (0.7)%
Oil, Gas & Consumable Fuels (0.7)%
Baytex Energy Corp.(e)	(125,567)	(395,894)
Chevron Corp.	(15,011)	(2,260,957)
ONEOK, Inc.	(10,617)	(601,559)
Total		(3,258,410)
Total Energy		(3,258,410)
Financials (0.0)%
Capital Markets (0.0)%
IntercontinentalExchange Group, Inc.	(371)	(39,307)
Total Financials		(39,307)
Health Care (0.0)%
Health Care Equipment & Supplies (0.0)%
NuVasive, Inc.(e)	(2,662)	(101,582)
Total Health Care		(101,582)

Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology (0.9)%
Semiconductors & Semiconductor Equipment (0.9)%
Broadcom, Inc.	(5,236)	(4,230,479)
MaxLinear, Inc.(e)	(8,788)	(256,697)
Total		(4,487,176)
Total Information Technology		(4,487,176)
Real Estate (0.6)%
Retail REITs (0.2)%
Regency Centers Corp.	(13,483)	(758,689)
Specialized REITs (0.4)%
Extra Space Storage, Inc.	(10,565)	(1,524,212)
Public Storage	(1,649)	(467,162)
Total		(1,991,374)
Total Real Estate		(2,750,063)
Utilities (0.0)%
Gas Utilities (0.0)%
Brookfield Infrastructure Corp., Class A	(4,028)	(185,691)
Total Utilities		(185,691)
Total Common Stocks (Proceeds $9,876,233)		(10,822,229)
Total Investments in Securities Sold Short (Proceeds $9,876,233)		(10,822,229)
Total Investments in Securities, Net of Securities Sold Short		494,744,412
Other Assets & Liabilities, Net		(1,362,289)
Net Assets		493,382,123

At May 31, 2023, securities and/or cash totaling $38,584,428 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
180,000 AUD	193,889 NZD	ANZ Securities	06/21/2023	—	(398)
934,529 AUD	633,213 USD	ANZ Securities	06/21/2023	24,899	—
196,314 NZD	180,000 AUD	ANZ Securities	06/21/2023	—	(1,062)
212,728 CAD	159,870 USD	Barclays	06/21/2023	3,082	—
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	29

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
213,275 EUR	2,411,503 NOK	Barclays	06/21/2023	—	(10,773)
1,068,677 EUR	1,151,410 USD	Barclays	06/21/2023	7,801	—
158,225,708 JPY	1,221,981 USD	Barclays	06/21/2023	82,876	—
5,456,502 MXN	299,387 USD	Barclays	06/21/2023	—	(7,789)
5,207,127 NOK	443,889 EUR	Barclays	06/21/2023	5,462	—
4,909,557 NOK	463,491 USD	Barclays	06/21/2023	20,774	—
845,741 SGD	637,898 USD	Barclays	06/21/2023	12,072	—
659,346 USD	985,835 AUD	Barclays	06/21/2023	—	(17,635)
2,539,027 USD	2,336,762 EUR	Barclays	06/21/2023	—	(38,421)
659,662 USD	528,000 GBP	Barclays	06/21/2023	—	(2,579)
1,330,000 USD	180,237,171 JPY	Barclays	06/21/2023	—	(32,430)
260,577 USD	4,872,680 MXN	Barclays	06/21/2023	13,733	—
517,326 USD	690,716 SGD	Barclays	06/21/2023	—	(6,215)
138,642 USD	187,031 CAD	BMO Capital Markets Corp.	06/21/2023	—	(794)
87,500 CAD	8,314,930 JPY	CIBC	06/21/2023	—	(4,629)
1,208,375 CAD	898,800 USD	CIBC	06/21/2023	8,187	—
712,959 CAD	525,115 USD	CIBC	06/21/2023	—	(360)
1,068,677 EUR	1,145,864 USD	CIBC	06/21/2023	2,256	—
763,527 GBP	911,592 USD	CIBC	06/21/2023	—	(38,599)
68,719,561 JPY	528,015 USD	CIBC	06/21/2023	33,287	—
1,933,221 SGD	1,458,297 USD	CIBC	06/21/2023	27,766	—
809,546 USD	1,093,337 CAD	CIBC	06/21/2023	—	(3,720)
673,329 USD	616,000 EUR	CIBC	06/21/2023	—	(14,137)
1,132,269 USD	147,071,991 JPY	CIBC	06/21/2023	—	(73,463)
517,326 USD	691,419 SGD	CIBC	06/21/2023	—	(5,694)
3,784,038 AUD	2,515,238 USD	Citi	06/21/2023	52,089	—
122,199 CAD	90,000 USD	Citi	06/21/2023	—	(65)
187,568 EUR	2,097,439 NOK	Citi	06/21/2023	—	(11,583)
4,057,559 EUR	4,372,943 USD	Citi	06/21/2023	30,885	—
85,000 EUR	90,513 USD	Citi	06/21/2023	—	(446)
257,633,896 JPY	1,950,807 USD	Citi	06/21/2023	96,039	—
3,264,075 MXN	180,000 USD	Citi	06/21/2023	—	(3,753)
724,341 USD	1,090,067 AUD	Citi	06/21/2023	—	(14,782)
269,777 USD	364,541 CAD	Citi	06/21/2023	—	(1,099)
1,039,487 USD	960,325 EUR	Citi	06/21/2023	—	(11,828)
4,190,159 USD	555,565,660 JPY	Citi	06/21/2023	—	(190,510)
1,153,499 USD	1,841,089 NZD	Citi	06/21/2023	—	(44,704)
1,005,095 USD	1,350,428 SGD	Citi	06/21/2023	—	(5,815)
67,000 EUR	74,124 USD	Citi	07/14/2023	2,332	—
81,334,000 CLP	100,000 USD	Deutsche Bank	06/05/2023	—	(369)
55,010,580 TWD	1,800,000 USD	Deutsche Bank	06/05/2023	9,398	—
100,000 USD	80,945,258 CLP	Deutsche Bank	06/05/2023	—	(111)
1,799,996 USD	55,354,070 TWD	Deutsche Bank	06/05/2023	1,786	—
80,324,879 CLP	100,000 USD	Deutsche Bank	06/16/2023	1,033	—
100,000 USD	78,884,553 CLP	Deutsche Bank	06/16/2023	—	(2,808)
55,246,320 TWD	1,800,000 USD	Deutsche Bank	06/26/2023	—	(594)
399,999 USD	33,167,823 INR	Deutsche Bank	06/26/2023	668	—
200,000 USD	261,676,132 KRW	Deutsche Bank	06/26/2023	—	(2,045)
100,000 USD	80,446,320 CLP	Deutsche Bank	06/27/2023	—	(1,040)
80,919,420 CLP	100,000 USD	Deutsche Bank	07/03/2023	543	—
153,100 CAD	114,059 USD	Goldman Sachs	06/15/2023	1,238	—
9,542,400 CAD	6,974,476 USD	Goldman Sachs	06/15/2023	—	(57,432)
9,165,500 DKK	1,319,153 USD	Goldman Sachs	06/15/2023	2,314	—
346,100 DKK	49,484 USD	Goldman Sachs	06/15/2023	—	(241)
5,827,700 EUR	6,341,803 USD	Goldman Sachs	06/15/2023	107,726	—
1,390,800 GBP	1,702,630 USD	Goldman Sachs	06/15/2023	—	(27,956)
11,201,700 SEK	1,065,055 USD	Goldman Sachs	06/15/2023	32,049	—
383,151 USD	521,100 CAD	Goldman Sachs	06/15/2023	854	—
30	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,012,244 USD	8,090,500 CAD	Goldman Sachs	06/15/2023	—	(50,259)
22,732 USD	21,400 EUR	Goldman Sachs	06/15/2023	160	—
1,676,252 USD	1,535,800 EUR	Goldman Sachs	06/15/2023	—	(33,357)
83,179 USD	65,900 GBP	Goldman Sachs	06/15/2023	—	(1,179)
36,644 USD	398,500 SEK	Goldman Sachs	06/15/2023	106	—
341,170 USD	3,510,700 SEK	Goldman Sachs	06/15/2023	—	(17,418)
646,324 EUR	7,394,126 NOK	Goldman Sachs	06/21/2023	—	(24,880)
1,218,121 EUR	1,315,748 USD	Goldman Sachs	06/21/2023	12,217	—
17,034,512 JPY	176,000 CAD	Goldman Sachs	06/21/2023	7,082	—
34,144,335 JPY	263,307 USD	Goldman Sachs	06/21/2023	17,494	—
17,206,357 NOK	1,492,477 EUR	Goldman Sachs	06/21/2023	45,548	—
1,676,706 SGD	1,259,188 USD	Goldman Sachs	06/21/2023	18,470	—
434,167 USD	595,804 CAD	Goldman Sachs	06/21/2023	4,961	—
2,528,898 USD	2,291,606 EUR	Goldman Sachs	06/21/2023	—	(76,614)
703,441 USD	92,386,678 JPY	Goldman Sachs	06/21/2023	—	(38,328)
289,980 USD	5,175,070 MXN	Goldman Sachs	06/21/2023	1,353	—
500,216 USD	668,091 SGD	Goldman Sachs	06/21/2023	—	(5,847)
708,827 CAD	525,115 USD	HSBC	06/21/2023	2,686	—
724,302 EUR	780,960 USD	HSBC	06/21/2023	5,873	—
890,000 GBP	1,125,504 USD	HSBC	06/21/2023	17,921	—
249,123,452 JPY	1,889,604 USD	HSBC	06/21/2023	96,105	—
7,176,878 NOK	619,995 EUR	HSBC	06/21/2023	16,295	—
86,694 SGD	65,506 USD	HSBC	06/21/2023	1,355	—
755,135 USD	1,021,675 CAD	HSBC	06/21/2023	—	(2,126)
100,824 USD	91,634 EUR	HSBC	06/21/2023	—	(2,765)
874,414 USD	114,464,819 JPY	HSBC	06/21/2023	—	(50,354)
155,145 USD	255,322 NZD	HSBC	06/21/2023	—	(1,377)
517,326 USD	694,893 SGD	HSBC	06/21/2023	—	(3,124)
3,479,632,000 KRW	2,600,000 USD	JPMorgan	06/05/2023	—	(23,013)
2,599,995 USD	3,421,508,425 KRW	JPMorgan	06/05/2023	—	(20,797)
674,023,600 INR	8,200,000 USD	JPMorgan	06/12/2023	54,955	—
8,199,984 USD	679,376,443 INR	JPMorgan	06/12/2023	9,746	—
64,352,882 TRY	2,900,000 USD	JPMorgan	06/20/2023	—	(15,674)
25,171 USD	559,455 TRY	JPMorgan	06/20/2023	177	—
100,000 USD	2,124,015 TRY	JPMorgan	06/20/2023	—	(3,766)
132,115 CAD	90,000 EUR	JPMorgan	06/21/2023	—	(1,063)
87,500 CAD	8,588,070 JPY	JPMorgan	06/21/2023	—	(2,663)
1,094,502 CAD	802,433 USD	JPMorgan	06/21/2023	—	(4,252)
213,275 EUR	2,407,365 NOK	JPMorgan	06/21/2023	—	(11,146)
4,192,083 EUR	4,541,637 USD	JPMorgan	06/21/2023	55,621	—
162,215 GBP	199,825 USD	JPMorgan	06/21/2023	—	(2,047)
9,087,300 JPY	90,000 CAD	JPMorgan	06/21/2023	911	—
282,987,054 JPY	2,130,750 USD	JPMorgan	06/21/2023	93,459	—
58,480,766 JPY	420,000 USD	JPMorgan	06/21/2023	—	(1,017)
28,806,597 MXN	1,555,022 USD	JPMorgan	06/21/2023	—	(66,658)
825,244 SEK	845,000 NOK	JPMorgan	06/21/2023	69	—
956,777 USD	1,301,093 CAD	JPMorgan	06/21/2023	2,172	—
269,524 USD	363,482 CAD	JPMorgan	06/21/2023	—	(1,626)
63,618 USD	58,950 EUR	JPMorgan	06/21/2023	—	(534)
890,000 USD	124,167,731 JPY	JPMorgan	06/21/2023	3,913	—
3,237,858 USD	430,418,970 JPY	JPMorgan	06/21/2023	—	(139,169)
95,570 USD	1,701,730 MXN	JPMorgan	06/21/2023	230	—
679,834,120 INR	8,200,000 USD	JPMorgan	06/26/2023	—	(12,385)
3,417,752,000 KRW	2,600,000 USD	JPMorgan	06/26/2023	14,515	—
6,000,000 AUD	5,331,416 CAD	JPMorgan	07/12/2023	22,706	—
6,346,161 AUD	3,875,000 EUR	JPMorgan	07/12/2023	17,549	—
5,673,909 AUD	3,000,000 GBP	JPMorgan	07/12/2023	38,740	—
8,200,000 AUD	8,885,787 NZD	JPMorgan	07/12/2023	9,008	—
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	31

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,200,000 AUD	2,095,706 USD	JPMorgan	07/12/2023	11,087	—
6,370,494 CAD	4,375,000 EUR	JPMorgan	07/12/2023	—	(10,159)
5,700,000 CAD	4,181,120 USD	JPMorgan	07/12/2023	—	(22,038)
35,308,250 CNH	5,000,000 USD	JPMorgan	07/12/2023	21,097	—
4,500,000 EUR	4,346,366 CHF	JPMorgan	07/12/2023	—	(26,666)
200,000 EUR	172,903 GBP	JPMorgan	07/12/2023	981	—
400,000 EUR	150,138,388 HUF	JPMorgan	07/12/2023	—	(336)
600,000 EUR	2,732,142 PLN	JPMorgan	07/12/2023	804	—
500,000 EUR	536,390 USD	JPMorgan	07/12/2023	685	—
750,000 GBP	837,378 CHF	JPMorgan	07/12/2023	—	(9,992)
3,375,434 GBP	3,900,000 EUR	JPMorgan	07/12/2023	—	(23,883)
7,039,631 ILS	1,900,000 USD	JPMorgan	07/12/2023	9,801	—
347,634,640 JPY	3,800,000 AUD	JPMorgan	07/12/2023	—	(35,511)
267,578,844 JPY	2,600,000 CAD	JPMorgan	07/12/2023	—	(15,515)
309,887,800 JPY	2,000,000 CHF	JPMorgan	07/12/2023	—	(32,054)
344,437,857 JPY	2,300,000 EUR	JPMorgan	07/12/2023	—	(23,662)
324,427,875 JPY	1,875,000 GBP	JPMorgan	07/12/2023	—	(9,015)
354,424,392 JPY	4,200,000 NZD	JPMorgan	07/12/2023	—	(30,882)
200,000,000 JPY	1,433,838 USD	JPMorgan	07/12/2023	—	(10,779)
37,192,741 NOK	3,125,000 EUR	JPMorgan	07/12/2023	—	(9,033)
39,500,000 NOK	38,548,108 SEK	JPMorgan	07/12/2023	—	(5,324)
40,007,538 NOK	3,600,000 USD	JPMorgan	07/12/2023	—	(11,266)
3,200,000 NZD	1,934,906 USD	JPMorgan	07/12/2023	7,930	—
66,768,894 SEK	5,750,000 EUR	JPMorgan	07/12/2023	—	(5,866)
26,010,353 SEK	2,400,000 USD	JPMorgan	07/12/2023	—	(2,199)
3,052,929 USD	2,750,000 CHF	JPMorgan	07/12/2023	—	(19,276)
927,860 USD	750,000 GBP	JPMorgan	07/12/2023	5,882	—
4,667,750 USD	83,000,000 MXN	JPMorgan	07/12/2023	—	(15,519)
3,700,000 USD	15,685,514 PLN	JPMorgan	07/12/2023	—	(4,739)
6,700,000 USD	9,045,010 SGD	JPMorgan	07/12/2023	—	(1,578)
55,502,591 ZAR	2,800,000 USD	JPMorgan	07/12/2023	—	(3,467)
1,210,745 CAD	904,961 USD	Morgan Stanley	06/21/2023	12,601	—
444,000 EUR	5,277,852 NOK	Morgan Stanley	06/21/2023	797	—
2,595,463 EUR	30,119,212 NOK	Morgan Stanley	06/21/2023	—	(61,459)
634,302 EUR	684,455 USD	Morgan Stanley	06/21/2023	5,679	—
440,000 GBP	545,556 USD	Morgan Stanley	06/21/2023	—	(2,013)
8,525,729 JPY	87,500 CAD	Morgan Stanley	06/21/2023	3,112	—
320,186,853 JPY	2,435,701 USD	Morgan Stanley	06/21/2023	130,600	—
1,596,074 MXN	87,500 USD	Morgan Stanley	06/21/2023	—	(2,352)
25,823,834 NOK	2,212,182 EUR	Morgan Stanley	06/21/2023	38,638	—
3,516,273 NZD	2,176,008 USD	Morgan Stanley	06/21/2023	58,335	—
597,343 USD	879,487 AUD	Morgan Stanley	06/21/2023	—	(24,858)
955,545 USD	1,300,883 CAD	Morgan Stanley	06/21/2023	3,249	—
161,715 USD	219,230 CAD	Morgan Stanley	06/21/2023	—	(134)
649,080 USD	595,348 EUR	Morgan Stanley	06/21/2023	—	(11,988)
865,625 USD	120,732,340 JPY	Morgan Stanley	06/21/2023	3,556	—
1,431,035 USD	188,017,580 JPY	Morgan Stanley	06/21/2023	—	(77,451)
29,127 USD	39,227 SGD	Morgan Stanley	06/21/2023	—	(100)
262,500 CAD	25,751,150 JPY	RBC Capital Markets	06/21/2023	—	(8,083)
1,640,395 CAD	1,219,476 USD	RBC Capital Markets	06/21/2023	10,450	—
1,786,734 CAD	1,304,556 USD	RBC Capital Markets	06/21/2023	—	(12,327)
80,000 EUR	118,189 CAD	RBC Capital Markets	06/21/2023	1,500	—
868,845 EUR	936,209 USD	RBC Capital Markets	06/21/2023	6,443	—
16,977,450 JPY	175,000 CAD	RBC Capital Markets	06/21/2023	6,756	—
95,667,388 JPY	725,439 USD	RBC Capital Markets	06/21/2023	36,707	—
1,736,667 USD	2,374,030 CAD	RBC Capital Markets	06/21/2023	13,073	—
863,085 USD	1,164,971 CAD	RBC Capital Markets	06/21/2023	—	(4,462)
768 USD	701 EUR	RBC Capital Markets	06/21/2023	—	(18)
32	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
888,000 EUR	10,323,178 NOK	Standard Chartered	06/21/2023	—	(19,375)
116,784,819 JPY	879,000 USD	Standard Chartered	06/21/2023	38,238	—
741,047 USD	674,343 EUR	Standard Chartered	06/21/2023	—	(19,421)
1,113,720 USD	890,000 GBP	Standard Chartered	06/21/2023	—	(6,137)
880,000 USD	116,079,480 JPY	Standard Chartered	06/21/2023	—	(44,316)
87,500 CAD	8,376,200 JPY	State Street	06/21/2023	—	(4,188)
1,643,117 CAD	1,217,141 USD	State Street	06/21/2023	6,108	—
2,318,912 EUR	2,547,421 USD	State Street	06/21/2023	65,915	—
440,000 GBP	546,970 USD	State Street	06/21/2023	—	(600)
275,353,032 JPY	2,091,417 USD	State Street	06/21/2023	109,085	—
3,239,342 MXN	177,500 USD	State Street	06/21/2023	—	(4,860)
160,495 SGD	120,828 USD	State Street	06/21/2023	2,066	—
265,771 USD	362,233 CAD	State Street	06/21/2023	1,207	—
269,991 USD	365,914 CAD	State Street	06/21/2023	—	(300)
1,638,965 USD	1,533,441 EUR	State Street	06/21/2023	1,995	—
2,101,745 USD	1,947,453 EUR	State Street	06/21/2023	—	(17,744)
659,267 USD	528,000 GBP	State Street	06/21/2023	—	(2,184)
1,136,958 USD	148,851,786 JPY	State Street	06/21/2023	—	(65,339)
911,732 USD	16,471,028 MXN	State Street	06/21/2023	15,512	—
457,499 USD	608,169 SGD	State Street	06/21/2023	—	(7,471)
82,103 USD	123,315 AUD	TD Securities	06/21/2023	—	(1,834)
722,800 CAD	539,443 USD	UBS	06/21/2023	6,715	—
598,776 CAD	434,852 USD	UBS	06/21/2023	—	(6,466)
3,083,482 EUR	3,353,879 USD	UBS	06/21/2023	54,196	—
3,981,984 EUR	4,254,602 USD	UBS	06/21/2023	—	(6,582)
176,000 GBP	220,599 USD	UBS	06/21/2023	1,572	—
648,067 SGD	486,099 USD	UBS	06/21/2023	6,547	—
90,000 USD	122,642 CAD	UBS	06/21/2023	391	—
647,325 USD	876,981 CAD	UBS	06/21/2023	—	(961)
706,940 USD	664,691 EUR	UBS	06/21/2023	4,357	—
1,751,956 USD	1,580,583 EUR	UBS	06/21/2023	—	(60,549)
457,499 USD	607,982 SGD	UBS	06/21/2023	—	(7,608)
Total				1,856,213	(2,059,256)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day AUD Bank Bill	3	09/2023	AUD	2,969,685	—	(2,823)
Australian 10-Year Bond	8	06/2023	AUD	959,302	—	(12,413)
Brazilian Real	1	06/2023	USD	19,595	—	(56)
Brazilian Real	15	06/2023	USD	293,925	—	(7,181)
British Pound	43	06/2023	USD	3,340,025	—	(50,655)
CAC40 Index	16	06/2023	EUR	1,135,920	—	(43,520)
CAC40 Index	24	06/2023	EUR	1,703,880	—	(69,087)
Cocoa	6	07/2023	USD	180,420	7,116	—
Cocoa	6	07/2023	GBP	140,760	4,788	—
Cocoa	3	07/2023	USD	90,210	—	(907)
Cocoa	2	09/2023	USD	60,380	2,415	—
Cocoa	1	09/2023	GBP	23,180	2,396	—
Cocoa	16	09/2023	USD	483,040	—	(2,180)
Cocoa	1	12/2023	GBP	22,760	2,607	—
Consumer Staples Select Sector Index E-mini	1	06/2023	USD	73,040	—	(3,091)
DAX Index	4	06/2023	EUR	1,566,500	—	(11,643)
DAX Index	2	06/2023	EUR	783,250	—	(11,965)
DAX Index Mini	1	06/2023	EUR	78,325	4,939	—
DJIA Index E-mini	6	06/2023	USD	989,370	—	(27,351)
Euro FX	15	06/2023	USD	2,003,531	—	(57,440)
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	33

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	40	06/2023	EUR	1,686,800	52,816	—
Euro STOXX 50 Index	65	06/2023	EUR	2,741,050	37,856	—
Euro STOXX Banks Index	23	06/2023	EUR	113,218	—	(5,663)
Euro/Japanese Yen	1	06/2023	JPY	18,551,250	302	—
FCOJ-A	2	07/2023	USD	84,660	3,663	—
Feeder Cattle	8	08/2023	USD	956,700	33,569	—
FTSE 100 Index	20	06/2023	GBP	1,490,400	—	(39,933)
FTSE 100 Index	25	06/2023	GBP	1,863,000	—	(56,604)
FTSE Taiwan Index	21	06/2023	USD	1,193,010	15,881	—
FTSE Taiwan Index	1	06/2023	USD	56,810	459	—
FTSE Taiwan Index	1	06/2023	USD	56,810	—	(321)
FTSE/JSE Top 40 Index	2	06/2023	ZAR	1,404,240	—	(2,575)
FTSE/JSE Top 40 Index	11	06/2023	ZAR	7,723,320	—	(6,236)
FTSE/MIB Index	9	06/2023	EUR	1,174,185	—	(5,479)
FTSE/MIB Index	1	06/2023	EUR	130,465	—	(6,255)
FTSE/MIB Index Mini	1	06/2023	EUR	26,093	—	(1,246)
Gold	1	02/2024	JPY	8,770,000	1,084	—
Gold	5	04/2024	JPY	43,875,000	90	—
Gold 100 oz.	14	08/2023	USD	2,774,940	—	(1,602)
Gold 100 oz.	14	08/2023	USD	2,774,940	—	(21,193)
Gold 100 oz.	2	12/2023	USD	404,080	—	(2,693)
Gold E-micro	1	08/2023	USD	19,821	—	(227)
IBEX 35 Index	6	06/2023	EUR	542,226	—	(10,476)
IBEX 35 Index	9	06/2023	EUR	813,339	—	(18,594)
Japanese 10-Year Government Bond	6	06/2023	JPY	891,600,000	—	(4,284)
JPX-Nikkei Index 400	1	06/2023	JPY	1,930,000	1,429	—
Live Cattle	26	08/2023	USD	1,743,820	65,342	—
Live Cattle	14	08/2023	USD	938,980	28,079	—
Live Cattle	4	10/2023	USD	274,840	10,891	—
Live Cattle	3	12/2023	USD	210,540	8,023	—
Mexican Peso	120	06/2023	USD	3,380,400	106,360	—
Mexican Peso	4	06/2023	USD	112,680	4,261	—
MSCI EAFE Index	14	06/2023	USD	1,437,380	—	(61,290)
MSCI EAFE Index	28	06/2023	USD	2,874,760	—	(98,250)
MSCI Singapore Index	16	06/2023	SGD	454,960	—	(7,201)
NASDAQ 100 Index E-mini	14	06/2023	USD	4,004,140	196,768	—
NASDAQ 100 Index E-mini	4	06/2023	USD	1,144,040	32,389	—
Nikkei 225 Index	18	06/2023	JPY	555,300,000	285,672	—
Nikkei 225 Index	11	06/2023	JPY	339,350,000	208,133	—
Nikkei 225 Index	9	06/2023	JPY	138,870,000	84,924	—
Nikkei 225 Index Mini	107	06/2023	JPY	330,095,000	198,055	—
Oat	1	07/2023	USD	16,950	—	(290)
OMXS30 Index	46	06/2023	SEK	10,300,550	—	(2,695)
OMXS30 Index	58	06/2023	SEK	12,987,650	—	(3,475)
Platinum	12	07/2023	USD	599,400	—	(34,989)
RBOB Gasoline	4	06/2023	USD	410,558	—	(24,657)
Robusta Coffee	3	07/2023	USD	76,680	10,167	—
Russell 2000 Index E-mini	1	06/2023	USD	87,590	—	(2,526)
Russell 2000 Index Micro E-Mini	1	06/2023	USD	8,759	—	(116)
S&P 500 Index E-mini	13	06/2023	USD	2,723,825	24,383	—
S&P/TSX 60 Index	8	06/2023	CAD	1,882,560	—	(79,445)
SGX CNX Nifty Index	19	06/2023	USD	709,232	8,118	—
SGX CNX Nifty Index	6	06/2023	USD	223,968	—	(106)
SGX USD/CNH FX	1	06/2023	CNH	711,210	1,318	—
Silver	1	07/2023	USD	117,935	—	(2,367)
Silver	8	07/2023	USD	943,480	—	(90,771)
SPI 200 Index	2	06/2023	AUD	355,000	982	—
SPI 200 Index	5	06/2023	AUD	887,500	—	(509)
34	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	21	06/2023	AUD	3,727,500	—	(53,249)
STOXX Europe 600 Bank Index	2	06/2023	EUR	14,505	—	(336)
STOXX Europe 600 Index	46	06/2023	EUR	1,038,680	2,769	—
STOXX Europe 600 Index	19	06/2023	EUR	429,020	—	(6,106)
Sugar #11	9	06/2023	USD	252,605	8,156	—
Sugar #11	6	09/2023	USD	166,253	11,242	—
Sugar #11	42	09/2023	USD	1,163,770	—	(25,366)
Sugar #11	1	02/2024	USD	27,418	1,812	—
Sugar #11	1	02/2024	USD	27,418	—	(394)
Sugar #11	1	04/2024	USD	25,659	—	(36)
Swiss Franc	25	06/2023	USD	3,436,719	—	(86,255)
Technology Select Sector Index E-mini	1	06/2023	USD	165,710	6,789	—
TOPIX Index	31	06/2023	JPY	659,060,000	201,821	—
TOPIX Index	14	06/2023	JPY	297,640,000	151,079	—
TOPIX Index Mini	6	06/2023	JPY	12,756,000	8,220	—
U.S. Dollar Index	4	06/2023	USD	416,980	3,939	—
U.S. Treasury 2-Year Note	129	09/2023	USD	26,551,828	—	(68,506)
U.S. Treasury 5-Year Note	262	09/2023	USD	28,578,469	—	(34,023)
White Sugar #5	4	07/2023	USD	139,220	4,376	—
White Sugar #5	1	09/2023	USD	34,325	2,984	—
WIG 20 Index	22	06/2023	PLN	838,200	—	(770)
Yen Denominated Nikkei 225 Index	4	06/2023	JPY	61,560,000	3,834	—
Total					1,852,296	(1,167,421)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
1-Month SOFR	(4)	10/2023	USD	(1,579,626)	3,161	—
3-Month Aluminum	(7)	08/2023	USD	(393,050)	—	(3,817)
3-Month Copper	(3)	08/2023	USD	(606,675)	7,221	—
3-Month Copper	(1)	08/2023	USD	(50,313)	1,097	—
3-Month Euro Euribor	(106)	09/2023	EUR	(25,495,650)	34,556	—
3-Month Euro Euribor	(12)	03/2024	EUR	(2,895,000)	—	(1,688)
3-Month Euro Euribor	(4)	06/2025	EUR	(972,800)	—	(3,656)
3-Month Euro Euribor	(2)	03/2026	EUR	(487,000)	909	—
3-Month Euro Euribor	(1)	09/2026	EUR	(243,525)	—	(577)
3-Month Lead	(1)	08/2023	USD	(123,528)	14,889	—
3-Month SOFR	(67)	12/2023	USD	(15,884,025)	73,439	—
3-Month SOFR	(25)	03/2024	USD	(5,947,188)	47,466	—
3-Month SOFR	(2)	06/2024	USD	(478,100)	—	(78)
3-Month SONIA	(77)	12/2023	GBP	(18,229,750)	122,151	—
3-Month Zinc	(4)	08/2023	USD	(224,850)	6,159	—
Australian 10-Year Bond	(25)	06/2023	AUD	(2,997,818)	34,273	—
Australian 3-Year Bond	(4)	06/2023	AUD	(429,779)	13	—
Australian Dollar	(77)	06/2023	USD	(5,003,075)	118,476	—
Australian Dollar	(2)	06/2023	USD	(129,950)	4,778	—
Banker’s Acceptance	(24)	09/2023	CAD	(5,685,300)	20,881	—
Banker’s Acceptance	(3)	06/2024	CAD	(714,300)	5,151	—
Brent Crude	(5)	06/2023	USD	(363,000)	26,046	—
Brent Crude	(18)	06/2023	USD	(1,306,800)	21,591	—
Brent Crude	(5)	06/2023	USD	(363,000)	16,185	—
Brent Crude	(4)	07/2023	USD	(289,960)	12,436	—
Brent Crude	(5)	08/2023	USD	(361,000)	18,375	—
Brent Crude	(4)	10/2023	USD	(286,520)	12,306	—
British Pound	(3)	06/2023	USD	(233,025)	—	(885)
Canadian Dollar	(1)	06/2023	USD	(73,695)	204	—
Canadian Dollar	(60)	06/2023	USD	(4,421,700)	—	(14,762)
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	35

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	(9)	09/2023	CAD	(1,113,030)	—	(4,166)
Canadian Government 10-Year Bond	(33)	09/2023	CAD	(4,081,110)	—	(11,596)
Canadian Government 5-Year Bond	(1)	09/2023	CAD	(111,340)	—	(149)
Canola	(5)	07/2023	CAD	(64,950)	6,700	—
Canola	(2)	11/2023	CAD	(24,992)	1,707	—
Class III Milk	(3)	06/2023	USD	(92,460)	5,153	—
Coffee	(1)	09/2023	USD	(65,944)	2,566	—
Coffee	(1)	09/2023	USD	(65,944)	—	(824)
Copper	(22)	07/2023	USD	(2,000,350)	67,499	—
Copper	(7)	07/2023	USD	(636,475)	17,338	—
Copper	(1)	09/2023	USD	(202,300)	4,204	—
Corn	(42)	07/2023	USD	(1,247,400)	—	(3,634)
Corn	(9)	07/2023	USD	(267,300)	—	(7,045)
Corn	(13)	09/2023	USD	(335,563)	16,759	—
Corn	(11)	12/2023	USD	(286,963)	—	(4,099)
Cotton	(1)	07/2023	USD	(41,740)	—	(592)
Cotton	(6)	12/2023	USD	(238,410)	9,881	—
Crude Oil E-mini	(3)	06/2023	USD	(102,135)	4,523	—
Crude Palm Oil	(1)	07/2023	MYR	(80,750)	1,800	—
Crude Palm Oil	(5)	08/2023	MYR	(400,125)	5,065	—
Crude Palm Oil	(1)	09/2023	MYR	(80,300)	857	—
DJIA Index E-mini	(8)	06/2023	USD	(1,319,160)	18,704	—
DJIA Micro E-mini	(1)	06/2023	USD	(16,490)	218	—
Energy Select Sector Index E-mini	(1)	06/2023	USD	(80,150)	1,909	—
Euro FX	(3)	06/2023	USD	(400,706)	6,222	—
Euro FX Micro E-mini	(4)	06/2023	USD	(53,428)	283	—
Euro-Bobl	(27)	06/2023	EUR	(3,189,780)	—	(23,041)
Euro-Bobl	(35)	06/2023	EUR	(4,134,900)	—	(72,018)
Euro-BTP	(2)	06/2023	EUR	(231,920)	—	(4,391)
Euro-BTP	(26)	06/2023	EUR	(3,014,960)	—	(90,341)
Euro-Bund	(17)	06/2023	EUR	(2,312,850)	—	(22,266)
Euro-Bund	(17)	06/2023	EUR	(2,312,850)	—	(46,503)
Euro-Buxl 30-Year	(4)	06/2023	EUR	(554,800)	—	(12,487)
Euro-Buxl 30-Year	(10)	06/2023	EUR	(1,387,000)	—	(34,522)
Euro-OAT	(24)	06/2023	EUR	(3,132,960)	—	(77,549)
Euro-OAT	(26)	06/2023	EUR	(3,394,040)	—	(78,867)
Euro-Schatz	(67)	06/2023	EUR	(7,076,540)	—	(20,908)
Euro-Schatz	(123)	06/2023	EUR	(12,991,260)	—	(60,729)
FTSE China A50 Index	(49)	06/2023	USD	(600,789)	12,884	—
FTSE China A50 Index	(54)	06/2023	USD	(662,094)	6,543	—
Gas Oil	(17)	07/2023	USD	(1,116,475)	41,333	—
Gas Oil	(7)	07/2023	USD	(459,725)	16,343	—
Gas Oil	(4)	08/2023	USD	(262,500)	9,396	—
Gas Oil	(1)	09/2023	USD	(65,900)	2,324	—
Indian Rupee	(24)	06/2023	USD	(579,504)	—	(605)
Japanese Yen	(92)	06/2023	USD	(8,280,000)	209,677	—
KLCI Index	(4)	06/2023	MYR	(277,800)	331	—
Korea 3-Year Bond	(97)	06/2023	KRW	(10,126,800,000)	16,509	—
KOSPI 200 Index Mini	(1)	06/2023	KRW	(16,950,000)	—	(410)
Lean Hogs	(9)	07/2023	USD	(299,970)	4,839	—
Lean Hogs	(2)	07/2023	USD	(66,660)	—	(2,554)
Lean Hogs	(21)	08/2023	USD	(687,540)	3,911	—
Lean Hogs	(2)	08/2023	USD	(65,480)	1,825	—
Long Gilt	(53)	09/2023	GBP	(5,129,870)	—	(55,285)
Long Gilt	(25)	09/2023	GBP	(2,419,750)	—	(64,980)
Milling Wheat	(13)	09/2023	EUR	(141,863)	17,040	—
Milling Wheat	(5)	12/2023	EUR	(56,063)	6,719	—
Milling Wheat	(3)	03/2024	EUR	(34,350)	3,828	—
36	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(28)	06/2023	USD	(1,339,520)	24,494	—
MSCI Emerging Markets Index	(12)	06/2023	USD	(574,080)	9,910	—
MSCI Singapore Index	(8)	06/2023	SGD	(227,480)	3,027	—
Natural Gas	(31)	06/2023	USD	(702,460)	19,811	—
Natural Gas	(6)	06/2023	USD	(135,960)	2,720	—
Natural Gas	(5)	06/2023	GBP	(98,472)	2,595	—
Natural Gas	(6)	07/2023	USD	(141,480)	30,250	—
Natural Gas	(1)	08/2023	USD	(23,580)	4,618	—
Natural Gas E-mini	(2)	06/2023	USD	(11,330)	731	—
New Zealand Dollar	(29)	06/2023	USD	(1,742,755)	4,738	—
Nickel	(1)	09/2023	USD	(123,822)	9,135	—
Norwegian Krone	(14)	06/2023	USD	(2,519,720)	133,142	—
NY Harbor ULSD Heat Oil	(11)	06/2023	USD	(1,039,916)	60,063	—
NY Harbor ULSD Heat Oil	(5)	06/2023	USD	(472,689)	28,052	—
NY Harbor ULSD Heat Oil	(4)	07/2023	USD	(378,655)	36,138	—
NY Harbor ULSD Heat Oil	(2)	08/2023	USD	(190,016)	10,883	—
NY Harbor ULSD Heat Oil	(1)	11/2023	USD	(95,294)	2,880	—
Palladium	(2)	09/2023	USD	(271,800)	16,257	—
Primary Aluminum	(15)	09/2023	USD	(845,430)	36,830	—
Rapeseed	(3)	07/2023	EUR	(59,288)	8,252	—
Rapeseed	(2)	10/2023	EUR	(40,300)	4,941	—
RBOB Gasoline	(1)	06/2023	USD	(102,640)	—	(2,493)
Rough Rice	(3)	07/2023	USD	(103,740)	—	(2,667)
Rubber	(3)	10/2023	JPY	(3,099,000)	490	—
Russell 2000 Index E-mini	(4)	06/2023	USD	(350,360)	386	—
S&P 500 Index E-mini	(4)	06/2023	USD	(838,100)	—	(3,943)
S&P Mid 400 Index E-mini	(2)	06/2023	USD	(481,800)	5,357	—
S&P/TSX 60 Index	(6)	06/2023	CAD	(1,411,920)	—	(464)
SGX TSI Iron Ore China 62%	(14)	07/2023	USD	(137,760)	1,799	—
SGX TSI Iron Ore China 62%	(1)	07/2023	USD	(9,840)	—	(217)
SGX TSI Iron Ore China 62%	(28)	07/2023	USD	(275,520)	—	(7,897)
Short Term Euro-BTP	(17)	06/2023	EUR	(1,792,310)	—	(8,361)
Short Term Euro-BTP	(38)	06/2023	EUR	(4,006,340)	—	(21,913)
South African Rand	(71)	06/2023	USD	(1,795,413)	113,511	—
South African Rand	(1)	06/2023	USD	(25,288)	149	—
Soybean	(12)	07/2023	USD	(779,850)	24,824	—
Soybean	(26)	11/2023	USD	(1,490,450)	101,798	—
Soybean	(14)	11/2023	USD	(802,550)	91,407	—
Soybean	(2)	01/2024	USD	(115,700)	4,646	—
Soybean Meal	(14)	07/2023	USD	(550,760)	14,129	—
Soybean Meal	(6)	12/2023	USD	(219,000)	7,759	—
Soybean Meal	(1)	12/2023	USD	(36,500)	978	—
Soybean Oil	(12)	07/2023	USD	(332,640)	41,860	—
Soybean Oil	(10)	12/2023	USD	(276,900)	30,392	—
Soybean Oil	(29)	12/2023	USD	(803,010)	9,597	—
Soybean Oil	(2)	01/2024	USD	(55,380)	7,826	—
Swedish Krona	(17)	06/2023	USD	(3,132,080)	63,514	—
Swiss Franc	(1)	06/2023	USD	(137,469)	2,518	—
Thai SET50 Index	(124)	06/2023	THB	(22,858,160)	2,190	—
U.S. Long Bond	(16)	09/2023	USD	(2,053,500)	—	(16,875)
U.S. Long Bond	(24)	09/2023	USD	(3,080,250)	—	(46,080)
U.S. Treasury 10-Year Note	(26)	09/2023	USD	(2,976,188)	—	(6,493)
U.S. Treasury 10-Year Note	(47)	09/2023	USD	(5,380,031)	—	(38,579)
U.S. Treasury 2-Year Note	(78)	09/2023	USD	(16,054,594)	24,804	—
U.S. Treasury 2-Year Note	(28)	09/2023	USD	(5,763,188)	5,009	—
U.S. Treasury 2-Year Note	(28)	09/2023	USD	(5,763,188)	—	(4,789)
U.S. Treasury 5-Year Note	(38)	09/2023	USD	(4,144,969)	1,750	—
U.S. Treasury 5-Year Note	(43)	09/2023	USD	(4,690,359)	—	(448)
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	37

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(18)	09/2023	USD	(1,963,406)	—	(7,576)
U.S. Treasury Ultra 10-Year Note	(17)	09/2023	USD	(2,047,703)	—	(11,604)
U.S. Treasury Ultra 10-Year Note	(34)	09/2023	USD	(4,095,406)	—	(40,710)
U.S. Treasury Ultra 10-Year Note	(169)	09/2023	USD	(20,356,578)	—	(134,035)
U.S. Treasury Ultra Bond	(13)	09/2023	USD	(1,779,375)	—	(22,569)
U.S. Treasury Ultra Bond	(9)	09/2023	USD	(1,231,875)	—	(23,306)
U.S. Treasury Ultra Bond	(55)	09/2023	USD	(7,528,125)	—	(117,965)
Utilities Select Sector Index E-mini	(1)	06/2023	USD	(65,460)	1,349	—
Volatility Index	(2)	06/2023	USD	(37,730)	1,566	—
Volatility Index Mini	(1)	06/2023	USD	(1,887)	130	—
Wheat	(28)	07/2023	USD	(831,950)	125,891	—
Wheat	(14)	07/2023	USD	(415,975)	39,882	—
Wheat	(2)	07/2023	USD	(79,050)	9,088	—
Wheat	(2)	07/2023	USD	(79,050)	2,770	—
Wheat	(2)	09/2023	USD	(60,800)	8,071	—
Wheat	(2)	09/2023	USD	(78,525)	2,633	—
Wheat	(1)	12/2023	USD	(31,338)	7,398	—
WTI Crude	(2)	06/2023	USD	(136,180)	5,478	—
WTI Crude	(21)	06/2023	USD	(1,429,890)	52,617	—
WTI Crude	(5)	06/2023	USD	(340,450)	15,272	—
WTI Crude	(7)	07/2023	USD	(477,680)	31,439	—
WTI Crude	(2)	08/2023	USD	(136,280)	4,197	—
WTI Crude	(1)	09/2023	USD	(67,920)	2,328	—
WTI Crude	(3)	11/2023	USD	(202,020)	10,805	—
Zinc	(7)	09/2023	USD	(393,838)	59,974	—
Total					2,513,701	(1,244,008)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Broadcom, Inc.	Goldman Sachs	USD	565,572	7	810.00	06/02/2023	26,638	26,145
Broadcom, Inc.	Goldman Sachs	USD	565,572	7	815.00	06/02/2023	25,040	24,990
Broadcom, Inc.	Goldman Sachs	USD	565,572	7	810.00	06/09/2023	30,738	30,940
Broadcom, Inc.	Goldman Sachs	USD	565,572	7	815.00	06/09/2023	29,264	29,470
First Horizon Corp.	Goldman Sachs	USD	552,616	536	12.00	06/16/2023	15,802	4,020
IVERIC bio, Inc.	Goldman Sachs	USD	396,375	105	40.00	07/21/2023	4,376	2,363
IVERIC bio, Inc.	Goldman Sachs	USD	396,375	105	40.00	09/15/2023	5,799	4,200
MaxLinear, Inc.	Goldman Sachs	USD	254,127	87	30.00	09/15/2023	11,821	29,145
Total							149,478	151,273

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
First Horizon Corp.	Goldman Sachs	USD	1,003,163	973	9.00	06/16/2023	89,470	24,325
Horizon Therapeutics PLC	Goldman Sachs	USD	720,216	72	95.00	08/18/2023	15,549	12,240
Horizon Therapeutics PLC	Goldman Sachs	USD	90,027	9	100.00	08/18/2023	2,760	2,723
Total							107,779	39,288

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.000%	SOFR	Receives Annually, Pays Annually	Citi	09/20/2053	USD	801,000	18,050	—	—	18,050	—

38	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	5.080%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2023, the total value of these securities amounted to $90,790,567, which represents 18.40% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2023.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2023, the total value of these securities amounted to $8,573,168, which represents 1.74% of total net assets.
(g)	Valuation based on significant unobservable inputs.
(h)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(i)	Zero coupon bond.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2023.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Perpetual security with no specified maturity date.
(m)	Represents a security in default.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Represents a security purchased on a when-issued basis.
(p)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2023, the total market value of these securities amounted to $435,382, which represents 0.09% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Abiomed, Inc., CVR	12/21/2022	15,541	—	27,197
Albireo Pharma, Inc., CVR	01/09/2023-01/23/2023	37,853	80,907	83,303
Amryt Pharma PLC ADR, CVR	01/09/2023	225,430	4,466	3,652
Amryt Pharma PLC ADR, CVR	01/09/2023	225,430	4,466	5,478
Cincor Pharma, Inc.	01/09/2023-02/23/2023	44,405	135,473	139,414
Concert Pharmaceuticals, Inc., CVR	01/19/2023-03/30/2023	173,147	63,478	65,519
Resolute Forest Products, Inc.	07/06/2022-12/29/2022	76,222	101,179	110,819
			389,969	435,382

Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	39

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(q)	The stated interest rate represents the weighted average interest rate at May 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(r)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(s)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	186,518,946	368,380,541	(407,166,116)	(6,893)	147,726,478	13,488	5,725,526	147,800,378
Abbreviation Legend
ADR	American Depositary Receipt
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
40	Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, May 31, 2023 (Unaudited)
Currency Legend  (continued)
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Multi-Manager Alternative Strategies Fund | Third Quarter Report 2023	41

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT100_08_N01_(07/23)